1933 Act File No. 333-16157
                                                      1940 Act File No. 811-7925


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933........           X
                                                                        ---

Pre-Effective Amendment No.      ..............................

Post-Effective Amendment No.__1___                           ..__X__
                              -                                  -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

Amendment No.  2   ...................................................   X
              -----                                                    ---

                                  WESMARK FUNDS

               (Exact name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) _X_ on September 29, 1997 pursuant to paragraph (b) ___ 60 days after filing pursuant to paragraph (a) (i) ___ on ________________ pursuant to paragraph (a) (i) ___ 75 days after filing pursuant to paragraph (a) (ii) ___ on ________________ pursuant to paragraph (a)
(ii) of Rule 485.

If appropriate, check the folling box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

___ filed the Notice required by that Rule on _______________; or _X_ intends to file the Notice required by that Rule on or about March 15, 1998; or ___ during the most recent fiscal year did not sell any securities pursuant t Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to 24f-2 (b)(2), need not file the Notice.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


         This amendment to the Registration Statement of WesMark Funds, which consists of two portfolios, (1) WesMark West Virginia Municipal Bond Fund and
(2) WesMark Growth Fund is comprised of the following:

PART A. NFORMATION REQUIRED IN A PROSPECTUS.

                                     Prospectus Heading
                                     (Rule 404(c) Cross Reference)

Item 1.  Cover Page..................(1,2)Cover Page.

Item 2.  Synopsis                    (1,2)Summary of Fund Expenses.

Item 3.  Condensed Financial
         Information                 (1,2)Performance Information.

Item 4.  General Description of
         Registrant..................(1,2)General Information; (1,2)Investment
                                     Information; (1,2)Investment Objective;
                                     (1,2)Investment Policies; (1)West Virginia
                                     Municipal Securities; (1,2)Investment
                                     Risks; (1)Non-Diversification; (1,2)
                                     Investment Limitations.

Item 5.  Management of the Fund......(1,2)WesMark Funds Information; (1,2)
                                     Management of the Trust; (1,2)Distribution of Fund Shares; (1,2)Administration of the Fund; (1,2)Expenses of the Fund.

Item 6.  Capital Stock and Other
         Securities..................(1,2)Dividends and Capital Gains; (1,2)
                                     Shareholder Information; (1,2)Voting
                                     Rights; (1,2)Effect of Banking Laws; (1,2)
                                     Tax Information;
                                     (1,2)Federal Income Tax; (1)West Virginia
                                     Taxes; (1,2)Other State and Local Taxes.

Item 7.  Purchase of Securities Being
         Offered.....................(1,2)Net Asset Value; (1,2)Investing in the
                                     Fund; (1,2)Minimum Investment Required;
                                    (1,2)What Shares Cost; (1,2)Share Purchases;
                                    (1,2)Systematic
                                     Investment Program; (1,2)Exchanging
                                    Securities for Fund Shares; (1,2)
                                    Certificates and Confirmations.

Item 8.  Redemption or Repurchase....(1,2)Redeeming Shares; (1,2)Systematic
                                     Withdrawal Program; (1,2)Accounts with
                                     Low Balances.

Item 9.  Pending Legal Proceedings   None.

PART B. NFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10. Cover Page........................(1,2)Cover Page.

Item 11. Table of Contents                 (1,2)Table of Contents.

Item 12. General Information and
         History...........................(1,2)General Information About the
                                           Fund; (1,2)Massachusetts Partnership
                                           Law.

Item 13. Investment Objectives and
         Policies..........................(1,2)Investment Objective and
                                           Policies; (1)West Virginia Investment
                                           Risks; (1,2)Investment Limitations.

Item 14. Management of the Fund............(1,2)WesMark Funds Management; (1,2)
                                           Trustees Compensation.

Item 15. Control Persons and Principal
         Holders of Securities             (1,2)Fund Ownership.

Item 16. Investment Advisory and Other
         Services..........................(1,2)Investment Advisory Services;
                                           (1,2)Other Services.

Item 17. Brokerage Allocation              (1,2)Brokerage Transactions.

Item 18. Capital Stock and Other
         Securities                        Not applicable.

Item 19. Purchase, Redemption and
         Pricing of Securities
         Being Offered.....................(1,2)Purchasing Shares; (1,2)
                                           Determining Net Asset Value; (1,2)
                                           Redeeming Shares.

Item 20. Tax Status                        (1,2)Tax Status.

Item 21. Underwriters......................(1,2)Distribution and Shareholder
                                           Services Plans.

Item 22. Calculation of Performance
         Data..............................(1,2)Total Return; (1,2)Yield; (1,2)
                                           Tax-Equivalent Yield; (1,2)
                                           Performance Comparisons; (1,2)
                                           Appendix.

Item 23. Financial Statements              (1,2) Filed in Part A.


[Graphic]
                            West Virginia
                           Municipal Bond
                                Fund

SEMI-ANNUAL REPORT
AND SUPPLEMENT TO
PROSPECTUS

MARCH 12, 1997
 [Graphic]

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

(A PORTFOLIO OF WESMARK FUNDS)

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED MARCH 12, 1997

The following information is a supplement to your prospectus. We're providing it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.

A. Please insert this "Financial Highlights" table as page 2 of the Prospectus.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               PERIOD ENDED
                                                               (UNAUDITED)
                                                                 JULY 31,
                                                                  1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                            0.13
  Net realized and unrealized gain (loss) on investments           0.24
  Total from investment operations                                 0.37
 LESS DISTRIBUTIONS
  Distributions from net investment income                        (0.13)
 NET ASSET VALUE, END OF PERIOD                                  $10.24
 TOTAL RETURN(B)                                                   3.71%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.74%*
  Net investment income                                            4.31%*
  Expense waiver/reimbursement(c)                                  0.30%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                       $64,694
  Portfolio turnover                                                  2%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

B. Please insert the following two sentences to the end of the section entitled "Portfolio Turnover" on page 7 of the Prospectus:

"For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's portfolio turnover rate was 2%. The portfolio turnover rate is representative of only four months of investment activity."

C. Please delete references to Federated Services Company under the section "Administration of the Fund" on page 11 of the Prospectus and replace with Federated Administrative Services.

D. Please replace the current disclosure under the section entitled "Certificates and Confirmations" on page 13 of the Prospectus with the following:

"Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates."

E. Please delete the first two sentences in the last paragraph under the section "Performance Information" on page 19 of the Prospectus and replace with the following:

"The Fund's total return for the one-year period ended July 31, 1997, was 6.08%. The Fund's average annual total return for the five-year period ended July 31, 1997, and for the period from December 30, 1990 (date of commencement of operations of the common trust fund) to July 31, 1997, was 4.94% and 5.60%, respectively."

F. Please insert the following financial statements as page 20 following the section entitled "Performance Information" on page 19 of the Prospectus:

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--96.6%
 WEST VIRGINIA--96.6%
 $            195,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
                      5.10% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2004                                                         NR    $     198,938
              205,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
                      5.20% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2005                                                         NR          209,605
              215,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
                      5.30% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2006                                                         NR          220,284
              230,000 Beckley, WV, Nursing Facility Revenue Refunding Bonds,
                      5.40% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2007                                                         NR          236,289
              500,000 Berkeley County, WV Board of Education, GO UT, 4.50%
                      (FGIC INS)/(Original Issue Yield: 5.30%), 6/1/2009                                AAA          489,197
              500,000 Berkeley County, WV Board of Education, GO UT Refunding
                      Bonds, 5.25%, 4/1/1998                                                             A+          504,766
              500,000 Berkeley County, WV Board of Education, GO UT Refunding
                      Bonds, 5.35%, 4/1/1999                                                             A+          510,345
              360,000 Berkeley County, WV Board of Education, GO UT Refunding
                      Bonds, 5.45%, 4/1/2000                                                             A+          371,127
            1,030,000 Berkeley County, WV Board of Education, GO UT, 5.75%
                      (FGIC INS), 6/1/2003                                                              AAA        1,104,616
              400,000 Berkeley County, WV Board of Education, GO UT, 7.20%
                      (BIG INS), 4/1/1999                                                               AAA          420,806
              100,000 Brooke County, WV Board of Education, GO UT Refunding
                      Bonds, 8.625% (AMBAC INS), 8/1/2000                                               AAA          112,276
              100,000 Brooke County, WV Board of Education, GO UT Refunding
                      Bonds, 8.75% (AMBAC INS), 8/1/2001                                                AAA          116,554

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $          1,350,000 Cabell County, WV Board of Education, GO UT, 6.50% (MBIA
                      INS), 5/1/2003                                                                    AAA    $   1,496,868
              500,000 Cabell County, WV Board of Education, GO UT, 4.60%
                      (Original Issue Yield: 4.70%), 5/1/2003                                            A+          505,000
              500,000 Cabell County, WV Board of Education, GO UT, 6.00% (MBIA
                      INS), 5/1/2006                                                                    AAA          552,570
              100,000 Cable, Putnam & Wayne County's, WV, Single Family
                      Residence Mortgage Revenue Bonds, 7.375% (FGIC INS),
                      4/1/2010                                                                          AAA          114,812
              360,000 Charles Town, WV, Residential Mortgage Revenue Bonds,
                      6.20%, 3/1/2011                                                                    A1          373,402
              355,000 Charleston, WV, GO UT, 7.20%, 10/1/2003                                            A           404,651
              245,000 Clarksburg, WV, Revenue Refunding Bonds, 5.10% (Asset
                      GTD)/(Original Issue Yield: 5.15%), 9/1/1998                                       AA          248,576
              450,000 Clarksburg, WV, Revenue Refunding Bonds, 5.25% (Asset
                      GTD)/(Original Issue Yield: 5.30%), 9/1/1999                                       AA          461,754
              390,000 Fayette County, WV, Pollution Control Revenue Bonds, 5.20%
                      (Union Carbide Corp.), 2/1/1998                                                   BBB          392,698
              250,000 Harrison County, WV Board of Education, GO UT, 6.20%
                      (FGIC INS), 5/1/2000                                                              AAA          264,036
              500,000 Harrison County, WV Board of Education, GO UT, 6.40%
                      (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006                                AAA          566,497
              500,000 Harrison County, WV Building Commission, Revenue
                      Refunding Bonds, 4.50% (United Hospital Center)/(AMBAC
                      INS), 4/1/2001                                                                    AAA          504,175
              215,000 Harrison County, WV County Commission, Special Obligation
                      Refunding Bonds, 5.60% (Original Issue Yield: 5.65%),
                      5/15/1998                                                                         AAA          218,319
              410,000 Harrison County, WV County Commission, Special Obligation
                      Refunding Bonds, 6.35% (Original Issue Yield: 6.45%),
                      5/15/2004                                                                         AAA          448,150
              250,000 Jefferson County, WV Board of Education, School
                      Improvement Bonds, 6.85% (FGIC INS), 7/1/2001                                     AAA          274,158

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            750,000 Kanawha County, WV Commercial Development, Revenue
                      Refunding Bonds, 6.50% (May Department Stores Co.),
                      6/1/2003                                                                           A     $     829,794
            2,025,000 Kanawha County, WV, Pollution Control Revenue Bonds,
                      7.35% (Union Carbide Corp.), 8/1/2004                                             Baa2       2,286,602
              500,000 Lewis County, WV, Revenue Bonds, 10.375% (Crestview
                      Manor Project), 8/1/2019                                                           NR          574,601
              285,000 Logan County, WV, Revenue Bonds, 8.00% (Logan County
                      Health Care Center Limited Partnership Project), 12/1/2009                         NR          358,445
              400,000 Marion County, WV PCR, Revenue Refunding Bonds, 6.875%
                      (Monongahela Power Co.), 4/1/1998                                                 AA-          407,980
              100,000 Marion County, WV Single Family Mortgage, Revenue Bonds,
                      7.20% (FGIC INS), 8/1/2001                                                        AAA          110,014
              200,000 Ohio County, WV Board of Education, GO UT, 6.30%, 6/1/2001                         A+          213,983
              475,000 Ohio County, WV Board of Education, GO UT, 7.00%, 6/1/2002                         A+          527,989
              500,000 Ohio County, WV Board of Education, GO UT, 7.00%, 6/1/2003                         A+          564,285
              530,000 Ohio County, WV Board of Education, GO UT, 7.00%, 6/1/2004                         A+          606,154
              250,000 Ohio County, WV Building Commission, Revenue Refunding
                      Bonds, 9.50% (Ohio Valley Medical Center)/(Original Issue
                      Yield: 9.615%), 1/1/2005                                                           NR          252,464
              500,000 Parkersburg, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.75% (FSA INS)/(Original Issue Yield:
                      4.80%), 3/1/2002                                                                  AAA          509,461
              400,000 Parkersburg, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.85% (FSA INS)/(Original Issue Yield:
                      4.90%), 3/1/2003                                                                  AAA          409,406
              500,000 Pleasants County, WV, Pollution Control Revenue Bonds,
                      6.30% (Potomac Edison Co.), 11/1/2007                                              A           500,538
            2,500,000 Pleasants County, WV, Pollution Control Revenue Bonds,
                      6.375% (Monongahela Power Co.)/(Original Issue Yield:
                      6.413%), 11/1/2007                                                                 A         2,502,827

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            500,000 Pleasants County, WV PCR, Refunding Revenue Bond, 6.15%
                      (West Penn Power Co.)/(AMBAC INS), 5/1/2015                                       AAA    $     534,343
              475,000 Pleasants County, WV PCR, Refunding Revenue Bonds,
                      6.15% (Potomac Edison Co.)/(MBIA INS), 5/1/2015                                   AAA          513,656
              475,000 Raleigh County, WV, Refunding Revenue Bonds, 5.50%,
                      6/1/2006                                                                           NR          491,071
              120,000 South Charleston, WV, GO UT Bonds, 5.75%, 9/1/1998                                Baa1         122,315
              480,000 South Charleston, WV, Refunding Revenue Bonds, 4.70%
                      (MBIA INS), 10/1/2001                                                             AAA          486,677
            1,000,000 South Charleston, WV, Refunding Revenue Bonds, 7.625%
                      (Union Carbide Corp.), 8/1/2005                                                   BBB        1,181,871
              250,000 South Charleston, WV, Revenue Bonds, 3.85%, 3/1/1999                              Baa          248,778
              200,000 South Charleston, WV, Revenue Bonds, 3.85%, 3/1/2000                              Baa          195,476
              415,000 Taylor County, WV, GO UT Bonds, 8.40% (Original Issue Yield:
                      8.45%), 5/1/2001                                                                   NR          475,316
              100,000 Upshur County, WV Charleston School District, 6.50%,
                      3/1/1998                                                                           NR          101,487
              500,000 Wayne County, WV Board of Education, GO UT Bonds, 4.40%,
                      6/1/1999                                                                           A+          503,125
              655,000 Wayne County, WV Board of Education, GO UT Bonds, 4.50%,
                      6/1/2000                                                                           A+          659,989
              175,000 Weirton, WV Municipal Hospital Building, Refunding
                      Revenue Bonds, 5.75% (Weirton Medical Center Inc.)/
                      (AMBAC INS)/(Original Issue Yield: 6.00%), 12/1/2003                              AAA          183,175
              540,000 Weirton, WV Municipal Hospital Building, Revenue Bonds,
                      5.40% (Weirton Medical Center Inc.)/(AMBAC INS)/(Original
                      Issue Yield: 5.55%), 12/1/2000                                                    AAA          560,438
              675,000 Weirton, WV Municipal Hospital Building, Revenue Bonds,
                      5.75% (Weirton Medical Center Inc.)/(AMBAC INS)/(Original
                      Issue Yield: 6.05%), 12/1/2004                                                    AAA          707,763
              700,000 West Virgina State College, Revenue Bonds, 5.25% (AMBAC
                      INS)/(Original Issue Yield: 5.40%), 4/1/2000                                      AAA          720,276

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            800,000 West Virgina State College, Revenue Bonds, 5.50% (AMBAC
                      INS)/(Original Issue Yield: 5.60%), 4/1/2001                                      AAA    $     833,847
            1,000,000 West Virgina State College, Revenue Bonds, 5.75% (AMBAC
                      INS)/(Original Issue Yield: 5.85%), 4/1/2003                                      AAA        1,066,991
              200,000 West Virgina State College, Revenue Bonds, 5.75% (AMBAC
                      INS)/(Original Issue Yield: 5.95%), 4/1/2004                                      AAA          215,440
              200,000 West Virginia HFA, Revenue Bonds (Series A), 5.60% (Cabell
                      Huntington Hospital)/(AMBAC INS)/(Original Issue Yield:
                      5.75%), 1/1/2005                                                                  AAA          213,995
              480,000 West Virginia HFA, Revenue Bonds, 4.50% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 4.70%),
                      9/1/2001                                                                          AAA          483,008
              400,000 West Virginia HFA, Revenue Bonds, 4.60% (West Virginia
                      University Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
                      4.75%), 6/1/2002                                                                  AAA          402,907
            1,000,000 West Virginia HFA, Revenue Bonds, 4.70% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 4.80%),
                      9/1/2002                                                                          AAA        1,012,587
              300,000 West Virginia HFA, Revenue Bonds, 4.70% (FSA LOC),
                      8/1/2006                                                                          Aaa          300,218
              700,000 West Virginia HFA, Revenue Bonds, 4.90% (West Virginia
                      University Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
                      5.00%), 6/1/2004                                                                  AAA          720,838
            1,650,000 West Virginia HFA, Revenue Bonds, 5.00% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 5.10%),
                      9/1/2005                                                                          AAA        1,710,986
              220,000 West Virginia HFA, Revenue Bonds, 5.00% (West Virginia
                      University Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
                      5.10%), 6/1/2005                                                                  AAA          227,474
              220,000 West Virginia HFA, Revenue Bonds, 5.35% (Logan General
                      Hospital), 7/1/1999                                                               BBB-         223,954

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $          1,750,000 West Virginia HFA, Revenue Bonds, 5.75% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%),
                      9/1/2013                                                                          AAA    $   1,841,541
              500,000 West Virginia HFA, Revenue Bonds, 7.875% (Cabell Hospital)/
                      (Original Issue Yield: 8.007%), 1/1/1999 (@102)                                    NR          535,894
            1,500,000 West Virginia HFA, Revenue Refunding Bonds, 4.75%
                      (Department of Health & Human Resources)/(FSA INS)/
                      (Original Issue Yield: 4.80%), 8/1/2008                                           Aaa        1,501,182
              195,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 4.90%, 5/1/2004                                                    AAA          195,875
              165,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 5.15%, 5/1/2006                                                    AAA          167,074
              285,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 5.35%, 5/1/2008                                                    AAA          290,344
              275,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 6.70%, 5/1/2009                                                    AAA          294,426
              735,000 West Virginia Housing Development Fund, Revenue Bonds,
                      5.35%, 11/1/2010                                                                  AAA          742,117
              500,000 West Virginia School Building Authority, Refunding Revenue
                      Bonds, 4.80% (AMBAC INS)/(Original Issue Yield: 4.85%),
                      7/1/2004                                                                          AAA          510,900
            3,720,000 West Virginia School Building Authority, Revenue Bonds,
                      5.625% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2003                         AAA        3,957,991
              180,000 West Virginia School Building Authority, Revenue Bonds,
                      5.70% (MBIA INS)/(Original Issue Yield: 5.75%), 7/1/2000                          AAA          187,885
              150,000 West Virginia School Building Authority, Revenue Bonds,
                      5.80% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2001                          AAA          158,468
              855,000 West Virginia School Building Authority, Revenue Bonds,
                      6.25% (MBIA INS), 7/1/2001                                                        AAA          917,019
              100,000 West Virginia School Building Authority, Revenue Bonds,
                      6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004                          AAA          113,942

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $          1,300,000 West Virginia School Building Authority, Revenue Bonds,
                      6.75% (MBIA INS)/(United States Treasury PRF)/(Original
                      Issue Yield: 7.148%), 7/1/2000 (@102)                                             AAA    $   1,419,096
              300,000 West Virginia School Building Authority, Revenue Bonds,
                      6.80% (MBIA INS)/(Original Issue Yield: 6.85%), 7/1/2001                          AAA          327,773
              510,000 West Virginia School Building Authority, Revenue Refunding
                      Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.75%),
                      7/1/2003                                                                          AAA          518,407
              100,000 West Virginia State Building Commission Lease, Revenue
                      Bonds (Series A), 6.50% (West Virginia Regional Jail &
                      Correction)/(MBIA INS)/(Original Issue Yield: 6.60%),
                      7/1/2000                                                                          AAA          106,360
            1,000,000 West Virginia State Parkways Economic Development &
                      Tourism Authority, Revenue Refunding Bonds, 4.80% (FGIC
                      INS), 5/15/2000                                                                   AAA        1,018,475
              400,000 West Virginia State Parkways Economic Development &
                      Tourism Authority, Revenue Refunding Bonds, 6.80% (FGIC
                      INS), 7/1/1998                                                                     NR          410,802
              500,000 West Virginia State University, Revenue Refunding Bonds,
                      5.50% (AMBAC INS)/(Original Issue Yield: 5.60%), 4/1/2001                         AAA          521,155
              540,000 West Virginia State, 5.25%, 6/1/2000                                              AA-          542,104
              500,000 West Virginia State, GO UT, 5.50%, 6/1/2000                                       AA-          502,357
              100,000 West Virginia State, GO UT Bonds, 5.00%, 3/1/2000                                 AA-          102,354
              400,000 West Virginia State, GO UT Bonds, 5.25% (Original Issue Yield:
                      5.60%), 3/1/1999                                                                  AA-          400,438
            1,000,000 West Virginia State, GO UT Bonds, 5.30% (Original Issue Yield:
                      5.40%), 2/1/2000                                                                  AA-        1,029,916
              100,000 West Virginia State, GO UT Bonds, 6.00% (Original Issue Yield:
                      6.05%), 6/1/2002                                                                  AA-          101,554
              325,000 West Virginia University Board of Regents, Refunding Revenue
                      Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.037%),
                      4/1/2004                                                                          AAA          353,957

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            100,000 West Virginia University Board of Regents, Revenue Bonds,
                      5.90% (MBIA INS), 4/1/2004                                                        AAA    $     105,505
              905,000 West Virginia University Board of Regents, Revenue Bonds,
                      5.90%, 4/1/2004                                                                    A+          959,037
              250,000 West Virginia University Board of Regents, Revenue Bonds,
                      7.25% (MBIA INS)/(Original Issue Yield: 7.30%), 4/1/2004                          AAA          267,678
              250,000 West Virginia University Board of Regents, Revenue Bonds,
                      7.25% (MBIA INS)/(Original Issue Yield: 7.527%), 4/1/2014                         AAA          262,996
              225,000 West Virginia Water Development Authority, Revenue
                      Refunding Bonds, 5.30% (FSA INS), 11/1/2002                                       AAA          235,781
              550,000 West Virginia Water Development Authority, Revenue
                      Refunding Bonds, 5.80% (FSA INS)/(Original Issue Yield:
                      5.85%), 11/1/2012                                                                 AAA          562,834
              110,000 West Virginia Water Development Authority, Water Revenue
                      Bonds, 6.625%, 11/1/1998                                                           A-          113,471
              765,000 West Virginia Water Development Authority, Water Revenue
                      Bonds, 7.70% (United States Treasury PRF)/(Original Issue
                      Yield: 7.822%), 11/1/2000 (@102)                                                   A-          862,840
              425,000 Wetzel County, WV Board of Education, GO UT, 7.00% (MBIA
                      INS)/(Original Issue Yield: 7.15%), 5/1/2004                                      AAA          488,621
              350,000 Wheeling, WV Waterworks & Sewer Systems, Revenue Bonds,
                      5.55% (United States Treasury, COL)/(FGIC INS), 6/1/1998                          AAA          355,044
              500,000 Wheeling, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.85% (FGIC INS)/(Original Issue Yield:
                      4.90%), 6/1/2005                                                                  Aaa          511,084
              500,000 Wheeling, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield:
                      5.00%), 6/1/2006                                                                  Aaa          512,582
              370,000 Wheeling, WV Waterworks & Sewer Systems, Series-C
                      Revenue Bonds, 5.75% (United States Treasury COL)/(FGIC
                      INS), 6/1/1999                                                                    AAA          381,843

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            300,000 Wheeling, WV Waterworks & Sewer Systems, Series-C
                      Revenue Bonds, 6.60% (FGIC INS)/(United States Treasury
                      PRF)/(Original Issue Yield: 6.691%), 6/1/2002 (@100)                              AAA    $     331,316
              100,000 Wheeling, WV, GO UT, 7.50%, 6/1/1999                                              Baa1         105,883
              125,000 Wheeling, WV, GO UT, 7.50%, 6/1/2000                                              Baa1         135,344
              155,000 Wheeling, WV, GO UT, 7.50%, 6/1/2003                                              Baa1         176,059
              225,000 Wood County, WV Building Commission, Revenue Refunding
                      Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC
                      INS), 1/1/2006                                                                    AAA          252,572
                      TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $60,971,250)                                    62,462,909
 MUTUAL FUND--4.7%
            3,038,728 Tax-Free Obligations Fund (AT NET ASSET VALUE)                                               3,038,728
                      TOTAL INVESTMENTS (IDENTIFIED COST $64,009,978)(A)                                       $  65,501,637

(a) The cost of investments for federal tax purposes amounts to $64,009,978. The net unrealized appreciation of investments on a federal tax basis amounts to $1,491,659 which is comprised of $1,497,601 appreciation and $5,942 depreciation at July 31, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($64,694,152) at July 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BIG --Bond Investors Guaranty COL --Collateralized FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority INS --Insured LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PRF --Prerefunded UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $64,009,978)                   $  65,501,637
 Cash                                                                                                         63
 Income receivable                                                                                       918,908
 Receivable for investments sold                                                                         322,807
    Total assets                                                                                      66,743,415
 LIABILITIES:
 Payable for investments purchased                                                     $ 1,796,470
 Income distribution payable                                                               220,641
 Accrued expenses                                                                           32,152
    Total liabilities                                                                                  2,049,263
 NET ASSETS for 6,315,198 shares outstanding                                                       $  64,694,152
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $  63,167,661
 Net unrealized appreciation of investments                                                            1,491,659
 Accumulated net realized gain on investments                                                             34,832
    Total Net Assets                                                                               $  64,694,152
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $64,694,152 / 6,315,198 shares outstanding                                                               $10.24

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS

PERIOD ENDED JULY 31, 1997(A) (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $    914,914
 EXPENSES:
 Investment advisory fee                                                 $     108,681
 Administrative personnel and services fee                                     27,215
 Custodian fees                                                                 6,340
 Transfer and dividend disbursing agent fees and expenses                       6,883
 Directors'/Trustees' fees                                                      2,174
 Legal fees                                                                     1,992
 Portfolio accounting fees                                                     17,932
 Share registration costs                                                      10,325
 Printing and postage                                                           3,985
 Insurance premiums                                                             1,268
 Miscellaneous                                                                  1,630
      Total expenses                                                          188,425
 Waivers--
      Waiver of investment advisory fee                                       (54,341)
           Net expenses                                                                     134,084
                    Net investment income                                                   780,830
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            34,832
 Net change in unrealized appreciation of investments                                     1,491,659
      Net realized and unrealized gain on investments                                     1,526,491
           Change in net assets resulting from operations                              $  2,307,321

(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                               JULY 31, 1997(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                                        $          780,830
 Net realized gain (loss) on investments ($34,832 as computed for federal tax purposes)                   34,832
 Net change in unrealized appreciation/depreciation                                                    1,491,659
   Change in net assets resulting from operations                                                      2,307,321
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                                               (780,830)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                                         65,440,719
 Net asset value of shares issued to shareholders in payment of distributions declared                    26,087
 Cost of shares redeemed                                                                              (2,299,145)
   Change in net assets resulting from share transactions                                             63,167,661
      Change in net assets                                                                            64,694,152
 NET ASSETS:
 Beginning of period                                                                                          --
 End of period                                                                                $       64,694,152

(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of WesMark West Virginia Municipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal income tax and the income taxes imposed by the the State of West Virginia.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                  PERIOD ENDED
                                JULY 31, 1997(A)
 Shares sold                                                                                    6,540,594
 Shares issued to shareholders in payment of distributions declared                                 2,584
 Shares redeemed                                                                                 (227,980)
  Net change resulting from share transactions                                                  6,315,198

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE-- Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

  DISTRIBUTION SERVICES FEE-- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1997, the Fund did not incur a distribution services fee.

  SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1997, the Fund shares did not incur a shareholder services fee.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS-- During the period ended July 31, 1997, the Fund engaged in purchase and sale transactions with mutual funds and/or a common trust fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $64,696,588 and $5,945,572, respectively. $59,052,050 of these purchase transactions were attributable to a conversion of the assets of a common trust fund into the fund.

  CUSTODIAN FEES-- WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

  ORGANIZATIONAL EXPENSES-- Organizational expenses estimated to be $21,000 were borne initially by Administrator. The Fund has agreed to reimburse Administrator for the organizational expenses within the five year period following effective date.

  OTHER AFFILIATED PARTIES AND TRANSACTIONS-- Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Federated Tax-Free Obligations Fund. As of July 31, 1997, the Fund owned 0.15% of the outstanding shares of the Federated Tax-Free Obligations Fund.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1997, were as follows:

PURCHASES   $ 6,367,754
SALES       $ 1,042,482

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 1997, 57% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 28% of total investments. [Graphic] [Graphic]Federated Investors Edgewood Services, Inc., Distributor Cusip 951025105 G02160-01 (9/97) [Graphic]

The shares of WesMark West Virginia Municipal Bond Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities. The Fund is an investment portfolio of WesMark Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. The Fund invests primarily in securities issued by or on behalf of the State of West Virginia and its political subdivisions, authorities and agencies, and securities issued by other states, territories, and possessions of the United States which are exempt from federal income tax and the income taxes imposed by the State of West Virginia ("West Virginia Municipal Securities"). The shares offered by this prospectus are not deposits or obligations of WesBanco Bank Wheeling or its affiliates, are not endorsed or guaranteed by WesBanco Bank Wheeling or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of the principal amount invested. This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information dated March 12, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Fund by writing or calling the Fund at 1-800-368-3369. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 12, 1997

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
                                                       1

        Summary of Fund Expenses                       1

        General Information                            2

        Investment Information                         2
          Investment Objective                         2
          Investment Policies                          2
          West Virginia Municipal Securities           7
          Investment Risks                             7
          Non-Diversification                          8
          Investment Limitations                       8

        WesMark Funds Information                      9
          Management of the Trust                      9
          Distribution of Fund Shares                 10
          Administration of the Fund                  11
          Expenses of the Fund                        11

        Net Asset Value                               12

        Investing in the Fund                         12
          Minimum Investment Required                 12
          What Shares Cost                            12
          Share Purchases                             12
          Systematic Investment Program               13
          Exchanging Securities for Fund Shares       13
          Certificates and Confirmations              13
          Dividends and Capital Gains                 13



        Exchange Privilege                            14

        Redeeming Shares                              14
          Systematic Withdrawal Program               15
          Redemption Before Purchase
               Instruments Clear                      16
          Accounts with Low Balances                  16

        Shareholder Information                       16
          Voting Rights                               16

        Effect of Banking Laws                        16

        Tax Information                               17
          Federal Income Tax                          17
          West Virginia Taxes                         18
          Other State and Local Taxes                 18

        Performance Information                       18

        Addresses                                     20



Summary of Fund Expenses
                            Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................. None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......  None
Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)..........................................................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable) ...........................  None
Exchange Fee..................................................................................  None
                         Annual Fund Operating Expenses*
                (As a percentage of projected average net assets)
Management Fee (after waiver) (1)...............................................................0.30%
12b-1 Fee (2)................................................................................... 0.00%
Total Other Expenses............................................................................0.44%
                Shareholder Services Fee (2).....................................................   0.00%
             Total Annual Fund Operating Expenses (after waiver) (3)............................. 0.74%

     (1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

        (2) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending January
              31, 1998. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.25% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees.

     (3) Total Fund Operating Expenses are estimated to be 1.04% absent the anticipated voluntary waiver described above in note 1. * Annual Fund
          Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

              The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "WesMark Funds
Information." Wire-transferred redemptions may be subject to additional fees.



        EXAMPLE .............................................................          1 year        3 years
        You would pay the following expenses on a $1,000 investment assuming (1)
        5% annual return and (2) redemption at the end of
        each time period.  The Fund charges no redemption fees...............           $8             $24



     The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending January 31, 1998.

     General  Information
     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust currently consists of WesMark West Virginia Municipal Bond Fund and WesMark Growth Fund. This prospectus relates only to the WesMark Funds' West Virginia municipal securities portfolio, known as WesMark West Virginia Municipal Bond Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has not established classes of shares of the Fund. The Fund is designed primarily for customers of WesBanco Bank Wheeling and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in West Virginia Municipal Securities. WesBanco Bank Wheeling is the investment adviser to the Fund ("Adviser"). A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-West Virginia taxpayers or retirement plans since it intends to invest primarily in West Virginia Municipal Securities. Fund shares are sold and redeemed at net asset value without a sales charge imposed by the Fund. Investment Information Investment Objective

The investment objective of the Fund is to provide current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. Interest income of the Fund that is exempt from the income taxes described above retains its tax-exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than West Virginia. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
        Investment Policies

The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of West Virginia Municipal Securities. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. For purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax.

     Acceptable Investments. The Fund invests primarily in West Virginia Municipal Securities, which are:

            o obligations, including industrial development bonds, issued on behalf of the State of West Virginia, its political subdivisions, agencies, or instrumentalities (i.e., authorities);

     o obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

     o participation, trust and partnership interests, as described below, in any of the above obligations;

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the Adviser, exempt from federal income tax, including the alternative minimum tax, and the income taxes imposed by the State of West Virginia. It is possible that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. While the Fund intends to invest primarily in securities issued by or on behalf of the State of West Virginia and its political subdivisions, it will invest in other securities issued by states, territories, and possessions of the United States which are exempt from federal income tax, including alternative minimum tax, and the income taxes imposed by the State of West Virginia. The Fund will invest in such securities in instances where, in the judgment of the Adviser, the supply and yield of such securities would be beneficial to the Fund's performance. Characteristics. The West Virginia Municipal Securities in which the Fund invests are:
            o rated, at the time of purchase, investment grade (within the four highest ratings categories for municipal securities) by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa), Standard & Poor's Ratings Group ("S&P") (AAA, AA, A, or
                BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or
                BBB);

     o guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

     o fully collateralized by an escrow of U.S. government securities or other securities acceptable to the Adviser;

            o rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (PRIME-1) or S&P's highest municipal commercial paper rating (SP-1);

     o unrated if, at the time of purchase, other municipal securities of that issuer are rated investment grade by an NRSRO (i.e., Baa or BBB or better by Moody's, S&P, or Fitch); or

     o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Adviser.

If a security is subsequently downgraded below the permissible investment category for the Fund, the Adviser will determine whether it continues to be an acceptable investment; if not, the security will be sold. Bonds rated BBB by S&P or Fitch or Baa by Moody's are investment grade, but have more speculative characteristics than A-rated bonds. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Participation Interests. The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal and state tax. These participation interests would give the Fund undivided interests in West Virginia Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Adviser will ensure that participation interests meet the prescribed quality standards for the Fund. Variable Rate Municipal Securities. Some of the West Virginia Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Adviser monitors the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the NRSROs and other analytical services pursuant to guidelines established by the Trustees. Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, or a conditional sales contract. Credit Enhancement. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks or insurance. Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies (including closed-end investment companies) but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the SEC. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. Restricted and Illiquid Securities. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options to 15% of its net assets. When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities (up to one-third of the value of its total assets) on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Put and Call Options. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or other securities with a value equal to or greater than the exercise price of the underlying securities. The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. Financial Futures and Options on Futures. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments (including those issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government) at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time. The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. The Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.
            Risks. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Temporary Investments. The Fund normally invests at least 80% of its net assets in West Virginia Municipal Securities, as described above. Although the Fund is permitted to invest up to 20% of its net assets in taxable investments under normal market conditions, there is no current intention of generating income subject to federal income tax or the income taxes imposed by the State of West Virginia. However, from time to time, when the Adviser determines that market conditions call for a temporary defensive posture, the Fund may invest up to 100% of its total assets in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price). The Adviser will purchase temporary investments it considers to be at least of comparable quality to the Fund's other investments. Portfolio Turnover. The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 50%.
        West Virginia Municipal Securities

West Virginia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. West Virginia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.
        Investment Risks

Yields on West Virginia Municipal Securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State of West Virginia or its agencies or political subdivisions could impact the Fund's portfolio. The Fund's concentration in securities issued by the State of West Virginia and its agencies or political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of West Virginia Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in West Virginia Municipal Securities which meet the Fund's quality standards may not be possible if the State of West Virginia or its agencies or political subdivisions do not maintain their current credit ratings. In addition, certain West Virginia constitutional amendments, legislative measures, executive orders, or administrative regulations could result in adverse consequences affecting various West Virginia Municipal Securities. A discussion of the current economic risks associated with the purchase of West Virginia Municipal Securities is contained in the Statement of Additional Information.
       In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.
The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's adviser. The Fund's adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.
        Non-Diversification

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer, except as noted below. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund may purchase an issue of municipal securities in its entirety. The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; and beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.
        Investment Limitations

     The Fund will not: o borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

            The above investment limitation cannot be changed without shareholder approval.

        WesMark Funds Information
        Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Pursuant to an investment advisory contract with the WesMark Funds, investment decisions for the Fund are made by WesBanco Bank Wheeling (the "Adviser" or "WesBanco"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
            Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver, in whole or in part, of the investment advisory fee or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion. Adviser's Background. WesBanco Bank Wheeling is a wholly-owned subsidiary of WesBanco, Inc. (the "Corporation"), a registered bank holding company headquartered in Wheeling, West Virginia. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 42 banking locations. The Adviser is a state chartered bank which offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which includes government, corporate, mortgage and municipal securities with a total value of $525 million on December 31, 1996. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $1.6 billion. The Adviser has not previously served as an investment adviser to a mutual fund. As part of its regular banking operations, the Adviser may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities. Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trusts and Investments since 1991, and has been Executive Vice President since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received an M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

     David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Assistant Vice President and Senior Investment Officer since May 1996. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.
        Distribution of Fund Shares

Edgewood Services, Inc. is the principal distributor (the "Distributor") for shares of the Fund. Edgewood Services, Inc. is a New York corporation and a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Distribution Plan. Under a distribution plan adopted in accordance with the Investment Company Act of 1940's Rule 12b-1 (the "Plan"), the Fund may pay to the Distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. However, the Plan will not be activated, and the Distributor has no present intention to collect any fees pursuant to the Plan, unless and until a separate class of "trust" shares of the Fund (which would not have a Rule 12b-1
Plan) is created and trust clients' investments in the Fund are converted to such class. The Distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective. The Distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide sales and support services as agents for their clients or customers who beneficially own shares. Financial institutions will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

Shareholder Services Arrangements. The Fund and WesBanco have entered into a Shareholder Services Agreement (the "Services Agreement") with respect to the shares of the Fund to provide administrative support services to customers who from time to time may be owners of record or beneficial owners of the Fund's shares. In return for providing these support services, WesBanco (or a financial institution which has an agreement with WesBanco) may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. Certain trust clients, including ERISA plans, will not be effected by the Services Agreement because the Services Agreement will not be activated unless and until a separate "trust" class of shares of the Fund (which would not have a Services Agreement) is created and such trust clients' investments in the Fund are converted to such class. Administrative Arrangements. The Distributor may also pay financial institutions as directed by the Adviser a fee based upon the average daily net asset value of shares of their customers invested in the Fund for providing administrative services. This fee is in addition to the amounts paid under the Distribution Plan for administrative services, and, if paid, will be reimbursed by the Adviser and not the Fund.
        Administration of the Fund

Administrative Services. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include certain legal and accounting services. Federated Services Company provides these at an annual rate as specified below:
          Maximum                       Average Aggregate Daily
       Administrative Fee                 Net Assets of the Trust
            .150 of 1%                  on the first $250 million
            .125 of 1%                  on the next $250 million
            .100 of 1%                  on the next $250 million
            .075 of 1%                  on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Services Company may choose voluntarily to waive a portion of its fee. Expenses of the Fund

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund, and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; distribution fees; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily waive and/or reimburse some expenses.
        Net Asset Value
The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.
        Investing in the Fund
        Minimum Investment Required

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.
        What Shares Cost

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.
        Share Purchases

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares of the Fund may be purchased through WesBanco. In connection with the sale of Fund shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. By Telephone. To place an order to purchase Fund shares, call WesMark Funds Shareholder Services at 1-800-368-3369. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price, and payment is normally expected the next business day. Payment by Wire. To purchase shares by Federal Reserve Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business. By Mail. To purchase shares of the Fund by mail, investors may send an application (for a new account) and a check made payable to the Fund at: WesMark Funds Shareholder Services, WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. Orders by mail are considered received after payment by check is converted by WesBanco into federal funds. This is normally the next business day after WesBanco receives the check.
        Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through WesBanco or by writing to the Fund.
        Exchanging Securities for Fund Shares

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
        Certificates and Confirmations

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued. Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
        Dividends and Capital Gains

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the custodian. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Unless cash payments are requested by contacting the Fund, dividends and capital gains are automatically reinvested in additional shares of the Fund on payment dates at net asset value. Distributions of net long-term capital gains realized by the Fund will be made at least annually.

        Exchange Privilege
You may exchange shares of the Fund for shares of the WesMark Growth Fund at net asset value without a sales charge, provided you have received a copy of the current prospectus of the WesMark Growth Fund, and you meet the investment minimum of the WesMark Growth Fund. Upon receipt of proper instructions and all necessary supporting documents, the Fund's shares you submit for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. The exchange privilege may be terminated at any time, and you will be notified of such termination. You may obtain further information on the exchange privilege by calling WesMark Funds Shareholder Services. The WesMark Funds currently offer only one class of shares. If each of the Funds should add a second class of shares, exchanges may be limited to shares of the same class of each of the WesMark Funds. An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this exchange privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through WesMark Funds Shareholder Services. Telephone exchange instructions may be recorded. An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange request, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.
        Redeeming Shares
The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Requests for redemptions must be received in proper form and can be made by calling WesBanco or writing directly to the Fund. By Telephone. A shareholder may redeem shares of the Fund by calling his account officer or by calling WesMark Funds Shareholder Services at 1-800-368-3369 to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from WesBanco. Redemption requests must be received by WesBanco before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Proceeds will normally be wired the next business day or a check will be sent to the address of record. WesBanco is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Fund. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available by calling WesMark Funds Shareholder Services. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be sent by overnight mail to your account officer at WesBanco. By Mail. Shareholders may redeem Fund shares by sending a written request to WesMark Funds Shareholder Services at: WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders should call the WesMark Funds Shareholder Services at 1-800-368-3369 for assistance in redeeming by mail. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public. The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Receiving Payment. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the transfer agent has received payment for shares from the shareholder.
        Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution or WesMark Funds Shareholder Services.
        Redemption Before Purchase Instruments Clear

When you purchase Fund shares by check or through the Automated Clearing House System, the proceeds from the redemption of those shares are not available, and the shares may not be exchanged, until WesMark Funds Shareholder Services and/or the transfer agent is reasonably certain that the purchase check has cleared, which could take up to seven calendar days.
        Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
        Shareholder Information
        Voting Rights

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
        Effect of Banking Laws
The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Some entities providing services to the Fund, such as WesBanco Bank Wheeling, are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
        Tax Information
        Federal Income Tax

The Fund expects to pay no federal regular income tax because it intends to meet requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item. In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax. Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax or the corporate alternative minimum tax and, if so, the tax treatment of dividends paid by the Fund. Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares. These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.
        West Virginia Taxes

Under existing West Virginia laws, distributions made by the Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code of 1986, as amended, and represent (i) interest income from obligations of the United States and its possessions; or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United States or the State of West Virginia exempt from state income taxes under the laws of the United States or of the State of West Virginia. For purposes of the West Virginia corporate income tax, a special formula is used to compute such exemption. Counsel to the Fund's distributor has been advised that (although they had not been asked to rule on the matter since no controversy concerning the application of the personal property tax had been presented), the Secretary of the Department of Tax and Revenue has indicated that its likely position would be that the exemption from the imposition of personal property taxes on the Fund's portfolio securities would pass-through to the Fund's shareholders, such that the Fund's shares would also be exempt from such taxes. Shareholders should consult their own tax adviser for more information on the application of personal property taxes on Fund shares.
        Other State and Local Taxes

Income from the Fund is not necessarily free from taxes in states other than West Virginia. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
        Performance Information
From time to time, the Fund advertises its total return, yield, and tax-equivalent yield. Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund is the successor to the portfolio of a common trust fund managed by the Adviser. It is anticipated that, at the Fund's commencement of operations, the assets from the common trust fund will have been transferred to the Fund in exchange for Fund shares. The Adviser has represented that the Fund's investment objective, policies and limitations are in all material respects identical to those of the common trust fund. The Fund's total return for the one-year period ended December 31, 1996, was 3.75%. The Fund's average annual total return for the five-year period ended December 31, 1996, and for the period from December 31, 1990 (date of commencement of operations of the common trust fund) to December 31, 1996 was 5.21% and 5.55%, respectively. The quoted performance data is the performance of the common trust fund for periods before the Fund's registration statement became effective, as adjusted to reflect the Fund's anticipated expenses as set forth in the "Expenses of the Fund" section of this prospectus. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.




        Addresses
        WesMark West Virginia Municipal Bond Fund
                                                              Federated Investors Tower
                                                              Pittsburgh, Pennsylvania 15222-3779

        Distributor
                  Edgewood Services, Inc.                     Clearing Operations
                                                              P.O. Box 897
                                                              Pittsburgh, Pennsylvania  15230-0897

        Investment Adviser
                  WesBanco Bank Wheeling                      One Bank Plaza
                                                              Wheeling, West Virginia 26003

        Custodian
                  WesBanco Bank Wheeling                      One Bank Plaza
                                                              Wheeling, West Virginia 26003

        Transfer Agent and Dividend Disbursing Agent
                  Federated Shareholder
                     Services Company                         Federated Investors Tower
                                                              Pittsburgh, Pennsylvania  15222-3779

        Portfolio Accounting Services
                  Federated Services Company                  Federated Investors Tower
                                                              Pittsburgh, Pennsylvania  15222-3779

        Independent Auditors
                  Deloitte & Touche LLP                       2500 One PPG Place
                                                              Pittsburgh, PA 15222


                                                                      Prospectus

                                A Non-Diversified Portfolio of WesMark Funds, an
                                         Open-End, Management Investment Company

                                                                  March 12, 1997

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]    EDGEWOOD SERVICES, INC.

        Distributor                         WesBanco Bank Wheeling
        A subsidiary of FEDERATED INVESTORSInvestment Adviser
        Federated Investors Tower
        Pittsburgh, PA  15222-3779
        CUSIP 951025105
        G01913-01 (3/97)





WesMark West Virginia Municipal Bond Fund

(A Portfolio of WesMark Funds)
Supplement to Statement of Additional Information dated March 12, 1997


A. Please insert the following information as a second paragraph under the section entitled "Fund Ownership" on page 12 of the Statement of Additional
     Information:

     "As of September 2, 1997, there were no shareholders of record who owned 5% or more of the outstanding shares of the Fund."

B. Please insert the following sub-section entitled "Advisory Fees" immediately after the sub-section entitled "Adviser to the Fund" under the section entitled "Investment Advisory Services" on page 14 of the Statement of Additional
Information:

     "Advisory Fees

     For its advisory services, WesBanco Bank Wheeling receives an annual investment advisory fee as described in the prospectus.

     For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's Adviser earned $108,681, of which $54,341 was voluntarily waived."

C. Please delete the sentence under the sub-section entitled "Fund Administration" under the section entitled "Other Services" on page 14 of the Statement of Additional Information and replace with the following:

     "Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

     For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund incurred costs for administrative services of $27,215."

     D. Please insert the following information as a final paragraph under the section entitled "Brokerage Transactions" on page 14 of the Statement of Additional Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid no brokerage commissions."

E. Please insert the following information as a final paragraph under the sub-section entitled "Distribution and Shareholder Services Plans" under the section "Purchasing Shares" on page 15 of the Statement of Additional
Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid no fees pursuant to the Distribution and Shareholder Services Plans."

     F. Please insert the following information as the first paragraph under the section entitled "Total Return" on page 17 of the Statement of Additional
     Information:


     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's cumulative total return was 3.71%.

     Cumulative total return reflects a Fund's total performance over a specific period of time. The Fund's total return is representative of only four months of investment activity since the Fund's effective date."

     G. Please insert the following information as the first paragraph under the section entitled "Yield" on page 17 of the Statement of Additional Information:

     "The Fund's 30-day SEC yield at July 31, 1997 was 3.79%."

     H. Please insert the following information as the first paragraph under the section entitled "Tax-Equivalent Yield" on which begins on page 17 of the Statement of Additional Information:

     "The Fund's tax-equivalent yield, assuming a combined federal and state tax rate of 46.1%, for the 30-day period ended July 31, 1997 was 7.03%."


                                                              September 30, 1997


























EDGEWOOD SERVICES, INC.
Distributor

Cusip 951025105
G02160-03 (9/97)

[GRAPHIC OMITTED]








                    WesMark West Virginia Municipal Bond Fund

                         (A Portfolio of WesMark Funds)

                       Statement of Additional Information










      This Statement of Additional Information should be read with the prospectus of WesMark West Virginia Municipal Bond Fund (the "Fund") dated March 12, 1997. This Statement is not a prospectus itself. You may request a copy of the prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling the WesMark Funds Shareholder Services at 1-800-368-3369. Terms used but not defined herein, which are defined in the prospectus, are used herein as defined in the prospectus.

      Federated Investors Tower
      Pittsburgh, Pennsylvania 15222-3779


                                                  Statement dated March 12, 1997



EDGEWOOD SERVICES, INC.
        Distributor
        A subsidiary of FEDERATED INVESTORS

        Table of Contents
--------------------------------------------------------------------------------
1
       General Information About the Fund              1
       Investment Objective and Policies               1
         Acceptable Investments                        1
         When-Issued and Delayed Delivery Transactions 3
         Repurchase Agreements                         3
         Reverse Repurchase Agreements                 3
         Futures and Options Transactions              3
         Lending of Portfolio Securities               6
         Restricted and Illiquid Securities            6
         Portfolio Turnover                            6
       West Virginia Investment Risks                  6
       Investment Limitations                          7
       WesMark Funds Management                        8
         Fund Ownership                               12
         Trustees Compensation                        13
         Trustee Liability                            14
       Investment Advisory Services                   14
         Adviser to the Fund                          14
       Other Services                                 14
         Fund Administration                          14
         Custodian                                    14
         Transfer Agent,Dividend Disbursing Agent, and
           Portfolio Accounting Services              14
         Independent Auditors                         14

       Brokerage Transactions                         14
       Purchasing Shares                              15
         Distribution and Shareholder Services Plans  15
         Administrative Arrangements                  15
         Conversion to Federal Funds                  15
       Determining Net Asset Value                    15
         Valuing Municipal Bonds                      15
         Valuing Futures and Options                  16
       Redeeming Shares                               16
         Redemption in Kind                           16
       Massachusetts Partnership Law                  16
       Tax Status                                     16
         The Fund's Tax Status                        16
         Shareholders' Tax Status                     17
       Total Return                                   17
       Yield                                          17
       Tax-Equivalent Yield                           17
         Tax-Equivalency Table                        17
       Performance Comparisons                        19
         Economic and Market Information              19
       Appendix                                       20

        General Information About the Fund
The Fund is a portfolio in WesMark Funds (the "Trust") which was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996.
        Investment Objective and Policies
The Fund's investment objective is to provide current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. The objective cannot be changed without approval of shareholders.
        Acceptable Investments

The Fund invests primarily in a non-diversified portfolio of West Virginia Municipal Securities.
         Characteristics

         A West Virginia Municipal Security will be determined by the Adviser to meet the quality standards established by the Trustees if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from the issuer of the interest, or the guarantor of payment by either of those issuers.

         If Moody's, S&P's, or Fitch's ratings change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

         Types of Acceptable Investments

         Examples of West Virginia Municipal Securities include, but are not limited to:

     o general obligation bonds secured by a municipality's pledge of taxation;

         o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

         o  serial bonds sold with differing maturity dates;

     o bond anticipation notes sold in anticipation of the issuance of longer-term bonds; and

     o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations.

         Participation Interests

         The financial institutions from which the Fund purchases participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

         Variable Rate Municipal Securities

         Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

         Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         Municipal Leases

         The Fund may invest up to 5% of its net assets in municipal leases. The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment will generate tax-exempt income.

         In determining the liquidity of municipal lease securities, the Adviser, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee: (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic, and financial characteristics and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and (e) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

         If the Fund purchases unrated municipal leases, the Trustees will be responsible for determining, on an ongoing basis, the credit quality of such leases and the likelihood that such leases will not be canceled.

         Municipal Bond Insurance

         The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

         The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's investment adviser anticipates that between 30% and 70% of the Fund's net assets will be invested in municipal securities which are insured.

         Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

         The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

         The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

         The Fund may purchase municipal securities insured by Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

         MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

         Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

        When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
        Repurchase Agreements

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.
        Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
        Futures and Options Transactions

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on portfolio securities.
         Financial Futures Contracts

         A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

         In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

         Purchasing Put Options on Financial Futures Contracts

         The Fund may purchase listed put options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         The Fund may purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

         Writing Call Options on Financial Futures Contracts

         In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

         Writing Put Options on Financial Futures Contracts

         The Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

         As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

         Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

         Purchasing Call Options on Financial Futures Contracts

         An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

         Prior to the exercise or expiration of the call option the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

         Limitation on Open Futures Positions

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

         The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         Purchasing Put and Call Options on Portfolio Securities

         The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

         Writing Covered Put and Call Options on Portfolio Securities

         The Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

         The Fund may write covered call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

         Over-the-Counter Options

         The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

        Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
        Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities laws. The Fund will not invest more than 15% of the value of its total assets in restricted securities; however, certain restricted securities which the Trustees deem to be liquid will be excluded from this 15% limitation. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
            o   the frequency of trades and quotes for the security;

          o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

            o   dealer undertakings to make a market in the security; and

          o the nature of the security and the nature of the marketplace trades.

        West Virginia Investment Risks
The economy of West Virginia has large dependence on the coal mining, chemical, and steel industries. Per capita personal income is among the lowest in the nation. The birth rate is also among the lowest while the death rate is among the highest resulting in a low rate of population growth. The recent performance of the West Virginia economy has improved. Personal income growth has been above 4% for the past nine consecutive quarters. Total employment in West Virginia rose 3.4% in 1994, 1.9% in 1995, and an estimated 1.7% in 1996. The unemployment rate was 7.9% in 1995 and is expected to decline to 7.4% for 1996. The national unemployment rate for 1996 is expected to be 5.4%. Recent job growth is occurring in the service, trade, and manufacturing industries. The State posted a surplus for the fiscal year ended June 30, 1995. On January 23, 1996, the State Legislature passed legislation which reduced the personal income tax for certain taxpayers having federal adjusted gross income of ten thousand dollars or less and reduced the business franchise tax rate from seventy-five one hundredths of one percent to seventy one hundredths of one percent of the value of the tax base. The Governor signed the bill on January 26, 1996. West Virginia's economy should be enhanced by the West Virginia Highway System Improvements Initiative which is anticipated to involve the expenditure of approximately $4.62 billion of federal and State funds over the next several years to construct new roadways in the State. However, one highway project, known as "Corridor H," has received considerable opposition in its final approval process. Federally funded construction of several federal administrative facilities in the State is also expected to enhance the State's economy. In March of 1994, the West Virginia Supreme Court of Appeals issued its opinion in Booth v. Sims, 193 W.Va. 323, 456 S.E. 2d 167 (1994), which will likely affect various State pension plans. In this case, the Court ruled that the State Legislature could not reduce the state troopers' retirement annual cost of living adjustment. The Legislature had approved such reductions in 1994 due to concerns regarding the actuarial soundness of the troopers' pension plan. The Court found the Legislature's reduction of benefits unconstitutional as applied to troopers which have participated in the plan long enough to have detrimentally relied on expected pension profits. State lawmakers speculate that the Court's ruling may affect the State's budget by restricting the Legislature's ability to amend State pension plans which are inadequately funded. In 1995, the State Legislature substantially reformed the State's workers' compensation program. The reform, aimed primarily at enforcing employers' premium obligations and strengthening requirements for permanent total disability awards, is intended to decrease the program's unfunded liability and make the State's business climate more attractive.
        Investment Limitations
         Selling Short and Buying on Margin

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

         Underwriting

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

         Investing in Real Estate

         The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.

         Investing in Commodities

         The Fund will not purchase or sell commodities. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

         Lending Cash or Securities

         The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust.

         Concentration of Investments

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
         Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

         Investing in Illiquid Securities

         The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options and certain restricted securities and municipal leases not determined by the Trustees to be liquid.

         Investing in Securities of Other Investment Companies

         The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
        WesMark Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with WesMark Funds, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer, and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing consultant; Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940. @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board. As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
        Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

        Trustees Compensation

                                    AGGREGATE
NAME ,                            COMPENSATION
POSITION WITH                         FROM
TRUST                                TRUST*

John F. Donahue                $ 0
Chairman and Trustee

Thomas G. Bigley               $ 0
Trustee

John T. Conroy, Jr.            $ 0
Trustee

William J. Copeland            $ 0
Trustee

James E. Dowd                  $ 0
Trustee

Lawrence D. Ellis, M.D.        $ 0
Trustee

Edward L. Flaherty, Jr.        $ 0
Trustee

Edward C. Gonzales             $ 0
President, Treasurer, and
Trustee

Peter E. Madden                $ 0
Trustee

Gregor F. Meyer                $ 0
Trustee

John E. Murray, Jr.            $ 0
Trustee

Wesley W. Posvar               $ 0
Trustee

Marjorie P. Smuts              $ 0
Trustee


*The aggregate compensation is provided for the Trust which is comprised of two portfolios. Information is furnished for the fiscal year ending January 31, 1998.

        Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
        Investment Advisory Services
        Adviser to the Fund

The Fund's investment adviser is WesBanco Bank Wheeling. It is a wholly-owned subsidiary of WesBanco, Inc. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser's or its affiliates' relationships with an issuer.
        Other Services
        Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
        Custodian

WesBanco Bank Wheeling is custodian for the securities and cash of the Fund. Under the custodian agreement, WesBanco holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. WesBanco's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.
        Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, is transfer agent for shares of the Fund and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
        Independent Auditors

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
        Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
        Purchasing Shares
Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
        Distribution and Shareholder Services Plans

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Shareholder Services Plan. These arrangements permit the payment of fees to the Distributor, and to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
        Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
        Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
        Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
        Valuing Municipal Bonds

The Trustees use an independent pricing service to value municipal bonds and other portfolio securities. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices. In addition, the Fund values short-term obligations according to the mean between the bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost.
        Valuing Futures and Options

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary. Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
        Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.
        Redemption in Kind

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
        Massachusetts Partnership Law
Under certain circumstances, shareholders of the Trust may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund. In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
        Tax Status
        The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
            o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

            o derive less than 30% of its gross income from the sale of securities held less than three months;

            o   invest in securities within certain statutory limits; and

            o distribute to its shareholders at least 90% of its net income earned during the year.

        Shareholders' Tax Status

No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.
         Capital Gains

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

         Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

        Total Return
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000 adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
        Yield
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
        Tax-Equivalent Yield
The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield assuming that income is 100% tax-exempt.
        Tax-Equivalency Table

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the tables on the next page indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1997
                             STATE OF WEST VIRGINIA
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:



                            19.00%        34.00%             37.50%               42.50%              46.10%


        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN:             24,650        59,750             124,650              271,050            $271,050

Tax-Exempt
Yield                                       Taxable Yield Equivalent

           2.50%            3.09%          3.79%             4.00%               4.35%               4.64%
           3.00%            3.70%          4.55%             4.80%               5.22%               5.57%
           3.50%            4.32%          5.30%             5.60%               6.09%               6.49%
           4.00%            4.94%          6.06%             6.40%               6.96%               7.42%
           4.50%            5.56%          6.82%             7.20%               7.83%               8.35%
           5.00%            6.17%          7.58%             8.00%               8.70%               9.28%
           5.50%            6.79%          8.33%             8.80%               9.57%              10.20%
           6.00%            7.41%          9.09%             9.60%              10.43%              11.13%
           6.50%            8.02%          9.85%            10.40%              11.30%              12.06%

        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1997
                             STATE OF WEST VIRGINIA
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:




                            21.00%        34.50%             37.50%               42.50%              46.10%


        JOINT                   $1-      $40,201-           $99,601-             $151,751-             OVER
        RETURN:             40,200        99,600             151,750              271,050            $271,050

Tax-Exempt
Yield                                       Taxable Yield Equivalent

           2.50%            3.16%          3.82%             4.00%               4.35%               4.64%
           3.00%            3.80%          4.58%             4.80%               5.22%               5.57%
           3.50%            4.43%          5.34%             5.60%               6.09%               6.49%
           4.00%            5.06%          6.11%             6.40%               6.96%               7.42%
           4.50%            5.70%          6.87%             7.20%               7.83%               8.35%
           5.00%            6.33%          7.63%             8.00%               8.70%               9.28%
           5.50%            6.96%          8.40%             8.80%               9.57%              10.20%
           6.00%            7.59%          9.16%             9.60%              10.43%              11.13%
           6.50%            8.23%          9.92%            10.40%              11.30%              12.06%

        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The charts on the previous page are for illustrative purposes only. They are not indicators of past or future performance of Fund shares. * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
        Performance Comparisons
The Fund's performance depends upon such variables as:
            o   portfolio quality;

            o   average portfolio maturity;

            o   type of instruments in which the portfolio is invested;

            o changes in interest rates and market value of portfolio securities;

            o   changes in the Fund's expenses; and

            o   various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described below. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
            o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net as set value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

          o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

            o Lehman Brothers Five-Year State General Obligation Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
        Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.

        Appendix
Standard and Poor's Ratings Group Bond Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's Ratings Group does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's Investors Service, Inc., Bond Rating Definitions Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's Investors Service, Inc. Fitch Investors Service, Inc., Long-Term Debt Rating Definitions AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. NR--NR indicates that Fitch Investors Service, Inc. does not rate the specific issue. Standard and Poor's Ratings Group Note Ratings SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation. SP-2--Satisfactory capacity to pay principal and interest. Moody's Investors Service, Inc. Short-Term Loan Ratings MIG1/VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. Standard and Poor's Ratings Group Commercial Paper Rating Definitions A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Moody's Investors Service, Inc., Commercial Paper Rating Definitions P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
            o   Leading market positions in well established industries.

            o   High rates of return on funds employed.

            o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

            o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

            o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Fitch Investors Service, Inc., Short-Term Debt Rating Definitions F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.




Cusip 951025105
G01913-02 (3/97)



[Graphic]
                                   Growth

                                    Fund

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS

DATED MARCH 12, 1997

[Graphic]

WESMARK GROWTH FUND

(A PORTFOLIO OF WESMARK FUNDS)

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED MARCH 12, 1997

The following information is a supplement to your prospectus. We're sending it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.

A. Please insert this "Financial Highlights" table as page 2 of the Prospectus.

WESMARK GROWTH FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          PERIOD ENDED
                                                                           (UNAUDITED)
                                                                        JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                        $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                        0.04
  Net realized and unrealized gain (loss) on investments                       2.02
  Total from investment operations                                             2.06
 LESS DISTRIBUTIONS
  Distributions from net investment income                                    (0.03)
 NET ASSET VALUE, END OF PERIOD                                              $12.03
 TOTAL RETURN(B)                                                              20.64%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                     1.15%*
  Net investment income                                                        1.28%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                  $107,379
  Average commission rate paid(c)                                           $0.0714
  Portfolio turnover                                                             31%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

B. Please delete references to Federated Services Company under the section "Administration of the Fund" on page 11 of the Prospectus and replace with Federated Administrative Services.

C. Please replace the current disclosure under the section entitled "Certificates and Confirmations" on page 13 of the Prospectus with the following:

"Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements of reporting all account activity, including dividends paid. The Fund will not issue share certificates."

D. Please delete the financial statements on pages 19 and 20 of the Prospectus and replace with the following:

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)
  PRINCIPAL
    AMOUNT
  OR SHARES                                                                        VALUE

 COMMON STOCKS--69.8%
                       CABLE TELEVISION--2.7%
              135,000 (a)U.S. West Media Group                                        $ 2,978,438
                       CHEMICAL-SPECIALTY--1.7%
               55,000  Morton International, Inc.                                       1,839,062
                       COMPUTER SERVICES--7.6%
               60,000  Electronic Data Systems Corp.                                    2,595,000
              110,000  First Data Corp.                                                 4,798,750
               10,000  HBO & Co.                                                          773,750
                        Total                                                           8,167,500
                       COMPUTERS-MINI--2.6%
               40,000  Hewlett-Packard Co.                                              2,802,500
                       ELECTRONIC COMPONENTS--3.0%
               45,000 (a)EMC Corp. Mass                                                 2,272,500
               27,000 (a)Silicon Valley Group, Inc.                                       837,000
                        Total                                                           3,109,500
                       ELECTRONIC COMPONENTS-SEMICONDUCTOR--6.2%
               85,000 (a)Adaptec, Inc.                                                  3,580,625
               32,000 (a)Lam Research Corp.                                             1,692,000
               50,000 (a)S3, Inc.                                                         768,750
                5,000  Texas Instruments, Inc.                                            575,000
                        Total                                                           6,616,375
                       HEALTHCARE SERVICES--3.9%
               55,000  Columbia/HCA Healthcare Corp.                                    1,773,750
               50,000 (a)HEALTHSOUTH Corp.                                              1,325,000
               35,000 (a)Health Management Association, Class A                         1,117,812
                        Total                                                           4,216,562

WESMARK GROWTH FUND

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                VALUE
 COMMON STOCKS--CONTINUED
                       INSURANCE PROPERTY & CASUALTY--2.1%
               21,000  American International Group, Inc.                             $ 2,236,500
                       INSURANCE-LIFE & HEALTH--0.7%
               10,000  Reliastar Financial Corp.                                          766,875
                       LEISURE & RECREATION--0.7%
               25,000  K2, Inc.                                                           790,625
                       MACHINERY-FARM--3.4%
               65,000  Deere & Co.                                                      3,696,875
                       MEDICAL PRODUCTS & SUPPLY--3.5%
               60,000  Johnson & Johnson                                                3,738,750
                       NETWORKING PRODUCTS--4.1%
               55,000 (a)Cisco Systems, Inc.                                            4,375,937
                       OIL & GAS DRILLING--1.1%
               15,000  Transocean Offshore, Inc.                                        1,225,313
                       OIL & GAS EQUIPMENT & SERVICES--0.6%
               15,000  Williams Cos., Inc. (The)                                          686,250
                       OIL COMPANIES-EXPLORATION & PRODUCTION--1.5%
               20,000  Burlington Resources, Inc.                                         945,000
               40,000  Lomak Petroleum, Inc.                                              690,000
                        Total                                                           1,635,000
                       OIL FIELD SERVICES--4.2%
               55,000 (a)Pride International, Inc.                                      1,454,063
               60,000  Tidewater, Inc.                                                  3,030,000
                        Total                                                           4,484,063
                       OIL REFINING & MARKETING--1.4%
               35,000  K N Energy, Inc.                                                 1,470,000
                       OIL-INTEGRATED--5.0%
              115,000  Phillips Petroleum Co.                                           5,297,188

WESMARK GROWTH FUND

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                VALUE
COMMON STOCKS--CONTINUED
                       TELECOMMUNICATIONS EQUIPMENT--10.0%
               41,000  Lucent Technologies, Inc.                                      $  3,482,437
               55,000  SBC Communications, Inc.                                          3,255,313
               60,000  Scientific-Atlanta, Inc.                                          1,260,000
               60,000  Telefonaktiebolaget LM Ericsson, Class B, ADR                     2,715,000
                        Total                                                           10,712,750
                      TELECOMMUNICATIONS-CELLULAR--2.1%
               70,000 (a)Airtouch Communications, Inc.                                   2,305,625
                       TRANSPORTATION-RAIL--1.3%
               15,000  Burlington Northern Santa Fe                                      1,448,437
                       UTLILITY-GAS DISTRIBUTION--0.4%
               20,000  AGL Resources, Inc.                                                 418,750
                        TOTAL COMMON STOCKS (IDENTIFIED COST $54,085,759)               75,018,875
 (B)COMMERCIAL PAPER--4.2%
                       FINANCE-AUTOMOTIVE--4.2%
            4,550,000  Ford Motor Credit Co., 5.480%-5.530%, 8/1/1997-8/29/1997
                       (AT AMORTIZED COST)                                               4,535,722
 (B)GOVERNMENT AGENCIES--22.6%
 $          4,930,000  Federal Home Loan Bank, Discount Note, 5.4210%, 8/13/1997         4,921,257
            3,495,000  Federal Home Loan Bank, Discount Note, 5.602%, 9/10/1997          3,473,950
            8,670,000  Federal Home Loan Bank, Discount Note, 5.4390%, 9/19/1997         8,607,220
            7,410,000  Federal Home Loan Bank,Discount Note, 5.597%, 11/17/1997          7,290,395
                        TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $24,292,271)         24,292,822

WESMARK GROWTH FUND

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                VALUE
 U.S. TREASURY OBLIGATIONS--3.7%
 $          3,968,000  United States Treasury Bill, 8/28/1997 (IDENTIFIED COST        $   3,952,937
                       $3,952,584)
                       MUTUAL FUNDS--0.0%
                  295  U.S. Treasury Cash Reserves Fund (AT NET ASSET VALUE)                    295
                        TOTAL INVESTMENTS (IDENTIFIED COST $86,866,631)(A)            $ 107,800,651

(a) Non-income producing security.

(b) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c) The cost of investments for federal tax purposes amounts to $86,866,632. The net unrealized appreciation of investments on a federal tax basis amounts to $20,934,019, comprised of $21,381,011 appreciation and $446,992 depreciation at July 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($107,379,326) at July 31, 1997.

The following acronym is used in this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in securities, at value (identified and tax cost $86,866,632)            $ 107,800,651
 Income receivable                                                                           93,835
   Total assets                                                                         107,894,486
 LIABILITIES:
 Payable for investments purchased                                          $ 469,738
 Accrued expenses                                                              45,422
   Total liabilities                                                                        515,160
 NET ASSETS for 8,923,666 shares outstanding                                          $ 107,379,326
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $  82,219,692
 Net unrealized appreciation of investments                                              20,934,019
 Accumulated net realized gain on investments                                             4,142,461
 Undistributed net investment income                                                         83,154
   Total Net Assets                                                                   $ 107,379,326
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $107,379,326 / 8,923,666 shares outstanding                                                 $12.03

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF OPERATIONS

PERIOD ENDED JULY 31, 1997(A) (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                          $     233,842
 Interest                                                                                 458,922
  Total income                                                                            692,764
 EXPENSES:
 Investment advisory fee                                                $ 213,667
 Administrative personnel and services fee                                 42,733
 Custodian fees                                                             8,262
 Transfer and dividend disbursing agent fees and expenses                   7,407
 Directors'/Trustees' fees                                                  3,134
 Legal fees                                                                 2,849
 Portfolio accounting fees                                                 20,797
 Share registration costs                                                  18,517
 Printing and postage                                                       6,552
 Insurance premiums                                                         1,709
 Miscellaneous                                                              1,994
  Total expenses                                                                          327,621
   Net investment income                                                                  365,143
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                       4,142,461
 Net change in unrealized appreciation of investments                                  20,934,019
  Net realized and unrealized gain on investments                                      25,076,480
   Change in net assets resulting from operations                                   $  25,441,623

(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------

                                                                                      PERIOD ENDED
                                                                                       (UNAUDITED)
                                                                                     JULY 31, 1997*
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income $ 365,143 Net realized gain on investments ($4,142,461, as computed for federal tax purposes) 4,142,461 Net change in unrealized appreciation 20,934,019
   Change in net assets resulting from operations                                      25,441,623
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                                (281,989)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                          84,697,023
 Net asset value of shares issued to shareholders in payment of distributions              85,024
 declared
 Cost of shares redeemed                                                               (2,662,355)
   Change in net assets resulting from share transactions                              82,119,692
      Change in net assets                                                            107,279,326
 NET ASSETS:
 Beginning of period                                                                      100,000
 End of period (including undistributed net investment income of $83,154)            $107,379,326

* For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of WesMark Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is appreciation of capital. The Fund invests primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                               PERIOD ENDED
                                                                              JULY 31, 1997(A)
 Shares sold                                                                     9,148,456
 Shares issued to shareholders in payment of distributions declared                  7,498
 Shares redeemed                                                                  (242,288)
  Net change resulting from share transactions                                   8,913,666

(a) Reflects operations for the period from April 14, 1997 (date of public investment) to July 31, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE-- Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Fund for the period.

DISTRIBUTION SERVICES FEE-- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1997, the Fund did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1997, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS-- During the period ended July 31, 1997, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $84,025,950 and $7,953,863, respectively. $76,957,809 of these purchase transactions were attributable to a conversion of the assets of two common trust funds into the fund.

CUSTODIAN FEES-- WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

ORGANIZATIONAL EXPENSES-- Organizational expenses estimated to $21,000 were borne initially by the Administrator. The Fund has agreed to reimburse the Administrator for the organizational expenses within the five-year period following effective date.

OTHER AFFILIATED PARTIES AND TRANSACTIONS-- Pursuant to an exemptive Order issued by the SEC, the Fund may invest in the Federated U.S. Treasury Cash Reserves Fund.

GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1997, were as follows:

PURCHASES    $26,118,987
SALES        $38,657,517


[Graphic]
Federated Investors
Edgewood Securities Corp., Distributor

Cusip 951025204
G02160-02 (9/97)
[Graphic]



--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The shares of WesMark Growth Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of WesMark Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is appreciation of capital. The Fund invests primarily in equity securities of companies with prospects for above-average growth in earnings and dividends. The shares offered by this prospectus are not deposits or obligations of WesBanco Bank Wheeling or its affiliates, are not endorsed or guaranteed by WesBanco Bank Wheeling or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of the principal amount invested. This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information dated March 12, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Fund by writing or calling the Fund at 1-800-368-3369. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 12, 1997

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
I


        Summary of Fund Expenses                       1

        General Information                            2

        Investment Information                         2
          Investment Objective                         2
          Investment Policies                          2
          Portfolio Investments                        3
          Investment Risks                             8
          Investment Limitations                       8

        WesMark Funds Information                      9
          Management of the Trust                      9
          Distribution of Fund Shares                 10
          Administration of the Fund                  11
          Brokerage Transactions                      11
          Expenses of the Fund                        12

        Net Asset Value                               12

        Investing in the Fund                         12
          Minimum Investment Required                 12
          What Shares Cost                            12
          Share Purchases                             12
          Systematic Investment Program               13
          Exchanging Securities for Fund Shares       13
          Certificates and Confirmations              13
          Dividends and Capital Gains                 14



        Exchange Privilege                            14

        Redeeming Shares                              14
          Systematic Withdrawal Program               15
          Redemption Before Purchase
              Instruments Clear                       16
          Accounts with Low Balances                  16

        Shareholder Information                       16
          Voting Rights                               16

        Effect of Banking Laws                        16

        Tax Information                               17
          Federal Income Tax                          17
          State and Local Taxes                       17

        Performance Information                       17
          Performance Information for
                 Common Trust Funds                   18
          Statement of Assets and Liabilitites        19

        Independent Auditors' Report                  20

        Addresses                                     21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
19


        Summary of Fund Expenses
                        Shareholder Transaction Expenses
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...............  None
        Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)....   None
        Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds,
              as applicable)........................................................................   None
        Redemption Fee (as a percentage of amount redeemed, if applicable) .........................   None
        Exchange Fee................................................................................   None
                         Annual Fund Operating Expenses*
                (As a percentage of projected average net assets)
Management Fee...................................................................................... 0.75%
12b-1 Fee (1).......................................................................................  0.00%
Total Other Expenses................................................................................ 0.40%
                Shareholder Services Fee (1).....................................................   0.00%
             Total Annual Fund Operating Expenses...................................................  1.15%

        (1) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending January 31, 1998. If the Fund were paying or accruing 12b-1 fees or shareholder services fees, the Fund would be able to pay up to 0.25% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder services fees.
        * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending January 31, 1998.
  Duringthe course of this period, expenses may be more or less than the average amount shown.
              The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "WesMark Funds Information." Wire-transferred redemptions may be subject to additional fees.

        EXAMPLE .............................................................          1 year        3 years
        You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of
        each time period.  The Fund charges no redemption fees...............            $12           $37

     The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending January 31, 1998.

        General Information

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust currently consists of WesMark West Virginia Municipal Bond Fund and WesMark Growth Fund. This prospectus relates only to the WesMark Growth Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has not established classes of shares of the Fund. The Fund is designed primarily for customers of WesBanco Bank Wheeling and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in growth-oriented equity securities. WesBanco Bank Wheeling is the investment adviser to the Fund ("Adviser"). A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100. Fund shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.
        Investment Information
        Investment Objective

The investment objective of the Fund is appreciation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders.
        Investment Policies

The Fund pursues its investment objective by investing in a professionally managed portfolio consisting primarily of equity securities of companies with prospects for above-average growth in earnings and dividends. The Fund's investment adviser selects equity securities on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of each company's business. Most often, these companies will be classified as "large-" or "mid-" capitalization companies. The Adviser generally considers companies with market capitalizations over $1 billion to fall within these classifications. The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of U.S. companies. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

     Acceptable Investments. The securities in which the Fund invests include, but are not limited to:

            o common stocks of U.S. or foreign companies which are listed on the New York Stock Exchange, American Stock Exchange, or other domestic stock exchange or traded in over-the-counter markets, and preferred stock which is convertible into common stock of such companies;

          o American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or over-the-counter market. The Fund may not invest more than 25% of its assets in ADRs (see "Foreign Investments"). The Fund may also purchase non-ADR foreign securities;

            o convertible bonds or other corporate debt obligations rated, at the time of purchase, investment grade (within the four highest ratings categories for corporate debt) by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or
                Baa), Standard & Poor's Ratings Group ("S&P") (AAA, AA, A, or
                BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or
                BBB); and

          o put and call options on securities and indices and futures contracts.

In addition, the Fund may invest in warrants, U.S government securities, illiquid securities, restricted securities, securities of other investment companies, short-term money market instruments, when-issued or delayed delivery transactions, enter into repurchase agreements, borrow money, and lend portfolio securities. Bonds rated BBB by S&P or Fitch or Baa by Moody's are investment grade, but have more speculative characteristics than A-rated bonds. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. The prices of fixed income securities fluctuate inversely to the direction of interest rates.
        Portfolio Investments

Convertible Securities. The Fund may invest in convertible securities which are rated, at the time of purchase, investment grade by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's), or, if unrated, are of comparable quality as determined by the Adviser. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. In selecting a convertible security, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying security for capital appreciation. Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. American Depositary Receipts. The Fund may invest in ADRs. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities. Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies (including closed-end investment companies) but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the SEC. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. Restricted and Illiquid Securities. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options to 15% of its net assets. When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities (up to one-third of the value of its total assets) on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Put and Call Options. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or other securities with a value equal to or greater than the exercise price of the underlying securities. The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. Financial Futures and Options on Futures. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments (including those issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government) at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time. The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. The Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.
            Risks. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

U.S. Government Securities. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by the U.S. government agencies or instrumentalities. These securities include securities that are backed by: the full faith and credit of the U.S. Treasury; securities that are supported by the issuer's right to borrow from the U.S. Treasury; and securities that are supported by the credit of the agency or instrumentality issuing the obligations. Temporary Investments/Money Market Instruments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments, including:

          o commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper
               (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2;

            o instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is also administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

          o    obligations   of  the  U.S.   government   or  its   agencies  or
               instrumentalities;

            o   repurchase agreements;

            o   securities of other investment companies; and

          o other short-term instruments which are not rated but are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest.

Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. Credit Ratings. The Fund may invest in unrated securities if they are determined to be of comparable quality to the Fund's acceptable rated investments. If a security is subsequently downgraded below the permissible investment category for a Fund, the Adviser will determine whether it continues to be an acceptable investment; if not, the security will be sold. Bonds rated BBB by S&P or Fitch or Baa by Moody's are investment grade, but have more speculative characteristics than A-rated bonds. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. Diversification. With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities or acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of the Fund's shares. Derivative Contracts and Securities. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed above in this prospectus. To the extent that the Fund invests in securities that could be characterized as derivatives (such as convertible securities, options, and futures contracts), they will only do so in a manner consistent with its investment objectives, policies and limitations.

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold whenever the Fund's Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held The Fund anticipates its portfolio turnover rate will not exceed 200%. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based upon investment considerations and will not be limited by any other considerations when the Fund's Adviser deems it appropriate to make changes to the Fund's portfolio.
        Investment Risks

       As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and that United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. Securities of Foreign Issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements than applied to U.S. companies, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk identified above appears to the Adviser to be substantial.
        Investment Limitations

The Fund will not:

          o borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

            The above investment limitation cannot be changed without shareholder approval.

        WesMark Funds Information
        Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Pursuant to an investment advisory contract with the WesMark Funds, investment decisions for the Fund are made by WesBanco Bank Wheeling (the "Adviser" or "WesBanco"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
            Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver, in whole or in part, of the investment advisory fee or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion. Adviser's Background. WesBanco Bank Wheeling is a wholly-owned subsidiary of WesBanco, Inc. (the "Corporation"), a registered bank holding company headquartered in Wheeling, West Virginia. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 42 banking locations. The Adviser is a state chartered bank which offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which includes government, corporate, mortgage and municipal securities with a total value of $525 million on December 31, 1996. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $1.6 billion. The Adviser has not previously served as an investment adviser to a mutual fund. As part of its regular banking operations, the Adviser may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

     Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trusts and Investments since 1991, and has been Executive Vice President since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received an M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

             David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Assistant Vice President and Senior Investment Officer since May 1996. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department. Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.
        Distribution of Fund Shares

Edgewood Services, Inc. is the principal distributor (the "Distributor") for shares of the Fund. Edgewood Services, Inc. is a New York corporation and a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Distribution Plan. Under a distribution plan adopted in accordance with the Investment Company Act of 1940's Rule 12b-1 (the "Plan"), the Fund may pay to the Distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. However, the Plan will not be activated, and the Distributor has no present intention to collect any fees pursuant to the Plan, unless and until a separate class of "trust" shares of the Fund (which would not have a Rule 12b-1
Plan) is created and trust clients' investments in the Fund are converted to such class. The Distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective. The Distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide sales and support services as agents for their clients or customers who beneficially own shares. Financial institutions will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan. Shareholder Services Arrangements. The Fund and WesBanco have entered into a Shareholder Services Agreement (the "Services Agreement") with respect to the shares of the Fund to provide administrative support services to customers who from time to time may be owners of record or beneficial owners of the Fund's shares. In return for providing these support services, WesBanco (or a financial institution which has an agreement with WesBanco) may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. Certain trust clients, including ERISA plans, will not be effected by the Services Agreement because the Services Agreement will not be activated unless and until a separate "trust" class of shares of the Fund (which would not have a Services Agreement) is created and such trust clients' investments in the Fund are converted to such class. Administrative Arrangements. The Distributor may also pay financial institutions as directed by the Adviser a fee based upon the average daily net asset value of shares of their customers invested in the Fund for providing administrative services. This fee is in addition to the amounts paid under the Distribution Plan for administrative services, and, if paid, will be reimbursed by the Adviser and not the Fund.
        Administration of the Fund

Administrative Services. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include certain legal and accounting services. Federated Services Company provides these at an annual rate as specified below:
      Maximum                     Average Aggregate Daily
   Administrative Fee               Net Assets of the Trust
        .150 of 1%                on the first $250 million
        .125 of 1%                on the next $250 million
        .100 of 1%                on the next $250 million
        .075 of 1%                on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Services Company may choose voluntarily to waive a portion of its fee.
        Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other mutual funds distributed by Edgewood Services, Inc. or its affiliates. The Adviser makes decisions on portfolio transactions and select brokers and dealers subject to review by the Directors.
        Expenses of the Fund

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund, and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; distribution fees; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily waive and/or reimburse some expenses.
        Net Asset Value
The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.
        Investing in the Fund
        Minimum Investment Required

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.
        What Shares Cost

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.
        Share Purchases

Fund shares are sold on days on which the New York Stock Exchange and Federal Reserve wire system are open for business. Shares of the Fund may be purchased through WesBanco. In connection with the sale of Fund shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. By Telephone. To place an order to purchase Fund shares, call WesMark Funds Shareholder Services at 1-800-368-3369. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price, and payment is normally expected the next business day. Payment by Wire. To purchase shares by Federal Reserve Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business. By Mail. To purchase shares of the Fund by mail, investors may send an application (for a new account) and a check made payable to the Fund at: WesMark Funds Shareholder Services, WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. Orders by mail are considered received after payment by check is converted by WesBanco into federal funds. This is normally the next business day after WesBanco receives the check.
        Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through WesBanco or by writing to the Fund.
        Exchanging Securities for Fund Shares

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
        Certificates and Confirmations

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued. Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
        Dividends and Capital Gains

Dividends are declared and paid quarterly. Unless cash payments are requested by contacting the Fund, dividends and capital gains are automatically reinvested in additional shares of the Fund on payment dates at net asset value. Distributions of net long-term capital gains realized by the Fund will be made at least annually.
        Exchange Privilege
You may exchange shares of the Fund for shares of the WesMark West Virginia Municipal Bond Fund at net asset value without a sales charge, provided you have received a copy of the current prospectus of the WesMark West Virginia Municipal Bond Fund, and you meet the investment minimum of the WesMark West Virginia Municipal Bond Fund. Upon receipt of proper instructions and all necessary supporting documents, the Fund's shares you submit for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. The exchange privilege may be terminated at any time, and you will be notified of such termination. You may obtain further information on the exchange privilege by calling WesMark Funds Shareholder Services. The WesMark Funds currently offer only one class of shares. If each of the Funds should add a second class of shares, exchanges may be limited to shares of the same class of each of the WesMark Funds. An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this exchange privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through WesMark Funds Shareholder Services. Telephone exchange instructions may be recorded. An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange request, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.
        Redeeming Shares
The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Requests for redemptions must be received in proper form and can be made by calling WesBanco or writing directly to the Fund. By Telephone. A shareholder may redeem shares of the Fund by calling his account officer or by calling WesMark Funds Shareholder Services at 1-800-368-3369 to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from WesBanco. Redemption requests must be received by WesBanco before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Proceeds will normally be wired the next business day or a check will be sent to the address of record. WesBanco is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Fund. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available by calling WesMark Funds Shareholder Services. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be sent by overnight mail to your account officer at WesBanco. By Mail. Shareholders may redeem Fund shares by sending a written request to WesMark Funds Shareholder Services at: WesBanco Bank Wheeling, One Bank Plaza, Wheeling, West Virginia 26003. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders should call the WesMark Funds Shareholder Services at 1-800-368-3369 for assistance in redeeming by mail. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

          o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

          o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

          o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

            o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public. The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. Receiving Payment. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the transfer agent has received payment for shares from the shareholder.
        Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution or WesMark Funds Shareholder Services.
        Redemption Before Purchase Instruments Clear

When you purchase Fund shares by check or through the Automated Clearing House System, the proceeds from the redemption of those shares are not available, and the shares may not be exchanged, until WesMark Funds Shareholder Services and/or the transfer agent is reasonably certain that the purchase check has cleared, which could take up to seven calendar days.
        Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
        Shareholder Information
        Voting Rights

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
        Effect of Banking Laws
The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Some entities providing services to the Fund, such as WesBanco Bank Wheeling, are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
        Tax Information
        Federal Income Tax

The Fund will not pay federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other WesMark Funds of the Corporation, if any, will not be combined for tax purposes with those realized by any of the other WesMark Funds, including the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received, including capital gains distributions. These tax consequences apply whether dividends are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long shares are held. Information on the tax status of dividends and distributions is provided annually.
        State and Local Taxes

State laws differ on this issue, and shareholders are urged to consult with their tax adviser regarding the status of their account under state and local tax laws, including treatment of distributions as income or return of capital.
        Performance Information
From time to time, the Fund advertises its total return, yield, and tax-equivalent yield. Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
        Performance Information for Common Trust Funds

The Fund is the successor to common trust funds ("CTFs") that were managed by the Adviser. It is anticipated that, at the Fund's commencement of operations, the assets from the CTFs will have been transferred to the Fund in exchange for Fund shares. Set forth below are certain performance data for these CTFs. This information is deemed relevant because the CTFs have been managed using substantially the same investment objective, policies, and limitations as those used by the Fund. The CTFs were not registered under the Investment Company Act of 1940. For this and other reasons, the past performance data shown below is not necessarily indicative of the Fund's future performance. The Fund is actively managed, and its investments will vary from time to time. The Fund's investments are not identical to the past portfolio investments of the CTFs. Moreover, the CTFs did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. Accordingly, the performance information shown below has been adjusted to reflect the anticipated total expense ratio for the Fund.

                           Average Annual Total Return
                    for the period ending December 31, 1996*




CTFs                                                      1 Year           5 Years         10 Years          Since Inception
        WesBanco Common Trust Fund B
        Inception:  November 1967                         23.61%           12.37%           13.25%              8.32%

        WesBanco Equity Fund
        Inception:  June 1973                             22.53%           11.88%           12.79%              12.15%

        *The Average Annual Total Return for each CTF has been adjusted to reflect the Fund's anticipated expenses, net of voluntary waivers.



WesMark Growth Fund                                                                100,000
Liabilities:                                                                      ----
Net Assets for 10,000 shares outstanding                                 $     100,000
Net Assets Consist of:
Paid in capital                                                          $     100,000
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$100,000 / 10,000 shares outstanding                                     $       10.00

Notes:
(1) WesMark Growth Fund (the "Fund") is a diversified portfolio of WesMark Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996 and is registered under the Investment Company Act of 1940, as amended. The Fund has had no operations since that date other than those relating to organizational matters, including the issuance on January 15, 1997, of 10,000 shares at $10.00 per share to Federated Administrative Services, the administrator of the Trust ("Administrator"), the proceeds of which were used to purchase U.S. Treasury Bills. Organizational expenses estimated at $21,000, were borne initially by the Administrator. The Fund has agreed to reimburse the Administrator for the organizational expenses during the five year period following the date the Fund's registration statement first became effective.

(2) Reference is made to the "Management of the Trust" (on page 9), "Administration of the Fund" (on page 11), and "Tax Information" (on page 17) in the prospectus for descriptions of the investment advisory fee, administrative and other services and federal tax aspects of the Fund.

     (3) Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the Administrator.

(4) Investment Valuations - Short-term securities with remaining maturities of sixty days or less.

        Independent Auditors' Report

        To the Board of Trustees of the WESMARK FUNDS and the Shareholder of WESMARK GROWTH FUND:

        We have audited the accompanying statement of assets and liabilities of WesMark Growth Fund as of January 15, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

        We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WesMark Growth Fund as of January 15, 1997, in conformity with generally accepted accounting principles.
                              DELOITTE & TOUCHE LLP
        Pittsburgh, Pennsylvania
        January 30, 1997


        Addresses
        WesMark Growth Fund
                                                              Federated Investors Tower
                                                              Pittsburgh, Pennsylvania 15222-3779

        Distributor
                  Edgewood Services, Inc.                     Clearing Operations
                                                              P.O. Box 897
                                                              Pittsburgh, Pennsylvania  15230-0897

        Investment Adviser
                  WesBanco Bank Wheeling                      One Bank Plaza
                                                              Wheeling, West Virginia 26003

        Custodian
                  WesBanco Bank Wheeling                      One Bank Plaza
                                                              Wheeling, West Virginia 26003

        Transfer Agent and Dividend Disbursing Agent
                  Federated Shareholder
                     Services Company                         Federated Investors Tower
                                                              Pittsburgh, Pennsylvania  15222-3779

        Portfolio Accounting Services
                  Federated Services Company                  Federated Investors Tower
                                                              Pittsburgh, Pennsylvania  15222-3779

        Independent Auditors
                  Deloitte & Touche LLP                       2500 One PPG Place
                                                              Pittsburgh, PA 15222


                                                                      Prospectus

                                    A Diversified Portfolio of WesMark Funds, an
                                         Open-End, Management Investment Company

                                                                  March 12, 1997

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]    EDGEWOOD SERVICES, INC.

        Distributor                                WesBanco Bank Wheeling
        A subsidiary of FEDERATED INVESTORSInvestment Adviser
        Federated Investors Tower
        Pittsburgh, PA  15222-3779
        CUSIP 951025204
        G01912-01 (3/97)





WesMark Growth Fund

(A Portfolio of WesMark Funds)
Supplement to Statement of Additional Information dated March 12, 1997


A. Please insert the following two sentences to the end of the section entitled "Portfolio Turnover" on page 6 of the Statement of Additional Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's portfolio turnover rate was 31%. The portfolio turnover rate is representative of only four months of investment activity."

B. Please replace the second sentence under the sub-section entitled "Lending Cash or Securities" under the section entitled "Investment Limitations" on page 6 of the Statement of Additional Information with the following:

     "The Fund may, however, acquire publicly or non-publicly issued debt securities or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust."

     C. Please insert the following information as a second paragraph under the section entitled "Fund Ownership" on page 11 of the Statement of Additional
Information:

     "As of September 2, 1997 the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Dolling & Co., Wheeling, West Virginia, owned approximately 614,014 shares (6.80%)."

D. Please insert the following information as the second paragraph under the sub-section entitled "Advisory Fees" under the section entitled "Investment Advisory Services" on page 13 of the Statement of Additional Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's adviser earned $213,667, of which $0 was voluntarily waived."

E. Please delete the sentence under the sub-section entitled "Fund Administration" under the main section entitled "Other Services" on page 13 of the Statement of Additional Information and replace with the following:

     "Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

     For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund incurred costs for administrative services of $42,733."

     F. Please insert the following information as a final paragraph under the section entitled "Brokerage Transactions" which begins on page 13 of the Statement of Additional Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid $38,607 in brokerage commissions."

G. Please insert the following information as a final paragraph under the sub-section entitled "Distribution and Shareholder Services Plans" under the section "Purchasing Shares" on page 14 of the Statement of Additional
Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid no fees pursuant to the Distribution and Shareholder Services Plans."

     H. Please insert the following information as the first paragraph under the section entitled "Total Return" on page 16 of the Statement of Additional
Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's cumulative total return was 20.64%.

     Cumulative total return reflects a Fund's total performance over a specific period of time. The Fund's total return is representative of only four months of investment activity since the Fund's effective date."

     I. Please insert the following information as the first paragraph under the section entitled "Yield" on page 17 of the Statement of Additional Information:

     "The Fund's 30-day SEC yield at July 31, 1997 was 1.14%."


                                                              September 30, 1997














EDGEWOOD SERVICES, INC.
Distributor

Cusip 951025204
G02160-04 (9/97)

[GRAPHIC OMITTED]





                               WesMark Growth Fund

                         (A Portfolio of WesMark Funds)

                       Statement of Additional Information










      This Statement of Additional Information should be read with the prospectus of WesMark Growth Fund (the "Fund") dated March 12, 1997. This Statement is not a prospectus itself. You may request a copy of the prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling the WesMark Funds Shareholder Services at 1-800-368-3369. Terms used but not defined herein have the same meaning as defined in the prospectus.

      Federated Investors Tower
      Pittsburgh, Pennsylvania 15222-3779


                                                  Statement dated March 12, 1997



EDGEWOOD SERVICES, INC.
        Distributor
        A subsidiary of FEDERATED INVESTORS

        Table of Contents
--------------------------------------------------------------------------------
1
       General Information About the Fund              1
       Investment Objective and Policies               1
         Acceptable Investments                        1
         Equity Securities                             1
         U.S. Government Securities                    1
         Convertible Securities                        1
         Foreign Securities                            1
         When-Issued and Delayed Delivery Transactions 2
         Repurchase Agreements                         2
         Reverse Repurchase Agreements                 2
         Futures and Options Transactions              2
         Lending of Portfolio Securities               5
         Restricted and Illiquid Securities            5
         Warrants                                      6
         Portfolio Turnover                            6
       Investment Limitations                          6
       WesMark Funds Management                        8
         Fund Ownership                               12
         Trustees Compensation                        13
         Trustee Liability                            14
       Investment Advisory Services                   14
         Adviser to the Fund                          14
         Advisory Fees                                14
       Other Services                                 14
         Fund Administration                          14
         Custodian                                    14
         Transfer Agent,Dividend Disbursing Agent, and
           Portfolio Accounting Services              14
         Independent Auditors                         14

       Brokerage Transactions                         14
       Purchasing Shares                              15
         Distribution and Shareholder Services Plans  15
         Administrative Arrangements                  15
         Conversion to Federal Funds                  15
       Determining Net Asset Value                    16
         Determining Market Value of Securities       16
         Valuing Futures and Options                  16
       Redeeming Shares                               16
         Redemption in Kind                           16
       Massachusetts Partnership Law                  17
       Tax Status                                     17
         The Fund's Tax Status                        17
         Shareholders' Tax Status                     17
       Total Return                                   17
       Yield                                          18
       Performance Comparisons                        18
         Economic and Market Information              19
       Appendix                                       20

        General Information About the Fund
The Fund is a portfolio in WesMark Funds (the "Trust") which was established as a Massachusetts business trust under a Declaration of Trust dated March 1, 1996.
        Investment Objective and Policies
The Fund's investment objective is appreciation of capital. The objective cannot be changed without approval of shareholders.
        Acceptable Investments

The Fund invests primarily in a diversified portfolio of equity securities of companies with prospects for above-average growth in earnings and dividends.
        Equity Securities

The Fund may invest in equity securities of U.S. companies, including common stocks, preferred stocks, and securities that are convertible into common stocks.
        U.S. Government Securities

     The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

          o the full faith and credit of the U.S. Treasury (such as Farmers Home Administration and Government National Mortgage Association;

          o the issuer's right to borrow from the U.S. Treasury (such as Farmers Home Administration);

          o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as Federal Home Loan Banks and Farmers Home Administration); or o the credit of the agency or instrumentality issuing the obligations (such as Federal Home Loan Banks, Farmers Home Administration, Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation). Convertible Securities

When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In evaluating these matters with respect to a particular convertible security, the Fund's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
        Foreign Securities

Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issues. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. the adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investment will meet the Fund's standards and objectives. ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic issuers. Examples of these risks include international, economic, and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting these investments.
        When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
        Repurchase Agreements

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.
        Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
        Futures and Options Transactions

The Fund may engage in futures and options transactions as described below. As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial and stock index futures contracts, buying put and call options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge a portion of its portfolio investments. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.
         Futures Contracts

         The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.

         A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

         Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

         "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         Put Options on Futures Contracts

         The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         Stock Index Options

         The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market to protect against decreases in stock prices. A stock index fluctuates with changes in the market values of the stocks included in the index.

         The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Call Options on Financial and Stock Index Futures Contracts

         In addition to purchasing put options on futures, the Equity Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         Purchasing Put and Call Options on Portfolio Securities

         The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right (but not the obligation) to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right (but not the obligation) to buy the underlying securities from the seller at a specified price during the term of the option.

         Writing Covered Put and Call Options on Portfolio Securities

         The Fund may also write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised.

         The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

         Over-the-Counter Options

         The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.

         Risks

         When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.
        Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
        Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities laws. The Fund will not invest more than 15% of the value of its total assets in restricted securities; however, certain restricted securities which the Trustees deem to be liquid will be excluded from this 15% limitation. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
            o   the frequency of trades and quotes for the security;

          o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

            o   dealer undertakings to make a market in the security; and

            o the nature of the security and the nature of the marketplace trades.

        Warrants

The Fund may invest in warrants. Warrants provide an option to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock.
        Portfolio Turnover

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the investment adviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held.
        Investment Limitations
         Selling Short and Buying on Margin

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

         Underwriting

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

         Investing in Real Estate

         The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.

         Investing in Commodities

         The Fund will not purchase or sell commodities. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

         Lending Cash or Securities

         The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust.

         Concentration of Investments

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
         Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

         Investing in Illiquid Securities

         The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options and certain restricted securities and municipal leases not determined by the Trustees to be liquid.

         Investing in Securities of Other Investment Companies

         The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

        WesMark Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with WesMark Funds, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer, and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing consultant; Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
        Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

        Trustees Compensation

                                    AGGREGATE
NAME ,                            COMPENSATION
POSITION WITH                         FROM
TRUST                                TRUST*

John F. Donahue                $ 0
Chairman and Trustee

Thomas G. Bigley               $ 0
Trustee

John T. Conroy, Jr.            $ 0
Trustee

William J. Copeland            $ 0
Trustee

James E. Dowd                  $ 0
Trustee

Lawrence D. Ellis, M.D.        $ 0
Trustee

Edward L. Flaherty, Jr.        $ 0
Trustee

Edward C. Gonzales             $ 0
President, Treasurer, and
Trustee

Peter E. Madden                $ 0
Trustee

Gregor F. Meyer                $ 0
Trustee

John E. Murray, Jr.            $ 0
Trustee

Wesley W. Posvar               $ 0
Trustee

Marjorie P. Smuts              $ 0
Trustee


*The aggregate compensation is provided for the Trust which is comprised of two portfolios. Information is furnished for the fiscal year ending January 31, 1998.

        Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
        Investment Advisory Services
        Adviser to the Fund

The Fund's investment adviser is WesBanco Bank Wheeling. It is a wholly-owned subsidiary of WesBanco, Inc. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser's or its affiliates' relationships with an issuer.
        Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
        Other Services
        Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
        Custodian

WesBanco Bank Wheeling is custodian for the securities and cash of the Fund. Under the custodian agreement, WesBanco holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. WesBanco's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.
        Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, is transfer agent for shares of the Fund and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
        Independent Auditors

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
        Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
        Purchasing Shares
Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
        Distribution and Shareholder Services Plans

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Shareholder Services Plan. These arrangements permit the payment of fees to the Distributor, and to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
        Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
        Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

        Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
        Determining Market Value of Securities

Market or fair values of the Fund's portfolio securities, other than options, are determined as follows: o for equity securities, according to the last sale price on a national securities exchange, if applicable;

            o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

            o   for unlisted equity securities, latest bid prices;

            o   for bonds and other fixed income securities, as determined by a
               n independent pricing service;

          o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

            o for all other securities, at fair value as determined in good faith by the Board Members.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
        Valuing Futures and Options

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary. Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
        Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.
        Redemption in Kind

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
        Massachusetts Partnership Law
Under certain circumstances, shareholders of the Trust may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund. In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
        Tax Status
        The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

          o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

          o derive less than 30% of its gross income from the sale of securities held less than three months;

          o    invest in securities within certain statutory limits; and

          o distribute to its shareholders at least 90% of its net income earned during the year.

        Shareholders' Tax Status

No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.
         Capital Gains

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

         Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

        Total Return
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000 adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
        Yield
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
        Performance Comparisons
The Fund's performance depends upon such variables as:
            o   portfolio quality;

            o   average portfolio maturity;

            o   type of instruments in which the portfolio is invested;

          o    changes  in  interest   rates  and  market   value  of  portfolio
               securities;

            o   changes in the Fund's expenses; and

            o   various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described below. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
            o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net as set value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.

      o Russell 1000 Growth Index consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

          o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

          o Consumer Price Index is generally considered to be a measure of inflation.

            o Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

            o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

          o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

            o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

            o The S&P/BARRA Value Index and the S&P/BARRA Growth Index are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

            o Standard & Poor's Midcap 400 Stock Price Index, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
        Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.

        Appendix
Standard and Poor's Ratings Group Bond Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's Ratings Group does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's Investors Service, Inc., Bond Rating Definitions Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's Investors Service, Inc. Fitch Investors Service, Inc., Long-Term Debt Rating Definitions AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. NR--NR indicates that Fitch Investors Service, Inc. does not rate the specific issue. Standard and Poor's Ratings Group Note Ratings SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation. SP-2--Satisfactory capacity to pay principal and interest. Moody's Investors Service, Inc. Short-Term Loan Ratings MIG1/VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. Standard and Poor's Ratings Group Commercial Paper Rating Definitions A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Moody's Investors Service, Inc., Commercial Paper Rating Definitions P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
            o   Leading market positions in well established industries.

            o   High rates of return on funds employed.

            o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

            o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

            o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Fitch Investors Service, Inc., Short-Term Debt Rating Definitions F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.




Cusip 951025204
G01912-02 (3/97)



PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

(a)      Financial Statements.  Filed in Part A.
(b)      Exhibits:
  (1)     Conformed Copy of Declaration of Trust of the Registrant (1.);
            (i)    Form of Amendment No. 1 to the Declaration of Trust; +
  (2)     Copy of By-Laws of the Registrant (1.);
  (3)     Not applicable;
  (4)     Not applicable;
  (5)     Conformed Copy of Investment Advisory Contract of the Registrant (1.);
            (i)    Conformed Copy of Exhibit B to the Investment Advisory
                    Contract (2.);
  (6)     Conformed Copy of Distributor's Contract of the Registrant (1.);
            (i)    Conformed Copy of Exhibit B to the Distributor's Contract
                   (2.);
  (7)     Not applicable;
  (8)     Conformed Copy of Custodian Contract of the Registrant (1.);
  (9)       (i)    Conformed Copy of Agreement for Fund Accounting,
                    Administrative Services, and Transfer Agency Services of the
                     Registrant (1.);
           (ii) Conformed Copy of Shareholder Services Agreement of the Registrant (1.);
          (iii) Copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreeement (1.);
           (iv) Conformed Copy of Electronic Communications and Recordkeeping Agreement (2.);
 (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (2.);
 (11)     Not applicable;
 (12)     Not applicable;
 (13)     Conformed Copy of Initial Capital Understanding (2.);
 (14)     Not applicable;
 (15)       (i)    Conformed Copy of Distribution Plan (1.);
           (ii) Conformed Copy of Exhibit B to the Distribution Plan (2.); (iii) Copy of Dealer Agreement (to be filed by amendment);

-------------------------------------
+        All exhibits have been filed electronically.

          1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).

          2.   Response   is   incorporated   by   reference   to   Registrant's
               Pre-Effective Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).

          (16) (i) Copy of Schedule for Computation of Fund Performance Data for WesMark West Virginia Municipal Bond Fund; +

          (ii) Copy of Schedule for Computation of Fund Performance Data for WesMark Growth Fund; + (17) Copy of Financial Data Schedules; +
               (18) Not applicable; (19) Conformed copy of Power of Attorney
               (1.).

Item 25.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 26.          Number of Holders of Securities:


                                                                       Number of Record Holders
                  Title of Class                                       as of September 2, 1997
                  --------------                                       -----------------------

                  Shares of beneficial interest
                  (no par value)

                  WesMark West Virginia
                           Municipal Bond Fund                                          443

                  WesMark Growth Fund                                                   1,110

Item 27.          Indemnification: (1.)

Item 28.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the investment adviser, see the section entitled "WesMark Funds Information - Management of the Trust" in Part A.

                  The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with WesBanco Bank Wheeling.


       (1)                                       (2)                                     (3)
                                                                                   Other Substantial
                                          Position with                            Business, Profession,
Name                                      the Adviser                              Vocation or Employment

Edward M. George                          Chairman of the                         President and CEO,
                                          Board                                   WesBanco, Inc.

Dennis P. Yaeger                          Vice Chairman                           Executive Vice President,
                                                                                  WesBanco,  Inc.

Paul M. Limbert                           President, CEO,                         Executive Vice
                                        and Director                       President, WesBanco,Inc.


-------------------------------------
+        All exhibits have been filed electronically.

     1.  Response  is  incorporated   by  reference  to   Registrant's   Initial
Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).





(1)                                              (2)                                     (3)
                                                                                   Other Substantial
                                          Position with                            Business, Profession,
Name                                      the Adviser                              Vocation or Employment

Donald K. Jebbia                          President, Elm                          Former President and
                                          Grove Branch                            CEO, WesBanco Bank Elm
                                                                                  Grove

Larry P. Finneran                         President, New
                                          Martinsville Branch

Jon M. Rogers                             Executive Vice President,
                                          Sistersville Branch

Stephen E. Hannig                         Senior Vice President,
                                          Retail Marketing

John W. Moore, Jr.                        Senior Vice President,
                                          Human Resources

David L. Pell                             Senior Vice President/
                                          Senior Loan Officer

Jerome B. Schmitt                         Senior Vice President,
                                          Trusts and Investment

Edward G. Sloane, Sr.                     Senior Vice President,
                                          Information Technology

Lloyd E. Walker                           Senior Vice President-
                                          Loans, Elm Grove Branch

Paul J. Becka                             Vice President,
                                          Information Technology

D. Reed Burke                             Vice President,
                                          Commercial/Mortgage

J. Kevin Diserio                          Vice President and
                                          Branch Manager

John D. Faulkner                          Vice President,
                                          Bank Operations

Thomas B. McGaughy                        Vice President, Trusts

Douglas A. Molnar                         Vice President,
                                          Marketing

Kristine N. Molnar                        Vice President,
                                          Commercial/Mortgage

Edward G. Sloane, Jr.                     Vice President and
                                          Controller

Albert A. Pietz, Jr.                      Vice President,
                                          Consumer Credit
                                          Department

James E. Altmeyer                         Director                                Owner, Altmeyer Funeral          Homes, Inc.

Ray A. Byrd                               Director                                Lawyer

(1)                                              (2)                                     (3)
                                                                                   Other Substantial
                                          Position with                            Business, Profession,
Name                                      the Adviser                              Vocation or Employment

H. Thomas Corrie                          Director                                Real estate developer

D. Duane Cummins, Ph.D.                   Director                                President, Bethany
                                                                                  College

James C. Gardill                          Director                                Lawyer; Chairman of the
                                                                                  Board, WesBanco, Inc.

Thomas M. Hazlett                         Director                                Lawyer

Roland L. Hobbs                           Director                                Former Chairman,
                                                                                  President and CEO,
                                                                                  WesBanco, Inc.

John M. Karras                            Director                                Owner, Karras Painting
                                                                                  Co.

John W. Kepner                            Director                                Operator/Owner, Kepner
                                                                                  Funeral Homes

Walter W. Knauss, Jr.                     Director                                Retired

Rizal V. Pangilinan                       Director                                Ophthalmologist; eye
                                                                                  surgeon

C. Jack Savage                            Director                                Owner, Savage
                                                                                  Construction Co.

H. Mendel Spears                          Director                                Senior Vice President/
                                                                                  Agent, Acordia of West
                                                                                  Virginia

Joan C. Stamp                             Director                                Not applicable

Carter C. Strauss                         Director                                Owner, Herman Strauss,
                                                                                  Inc., recycler of
                                                                                  ferrous and nonferrous
                                                                                  materials

Thomas L. Thomas, M.D.                    Director                                Physician

John A. Welty                             Director                                Secretary/Treasurer,
                                                                                  Welty Buick, Pontiac,
                                                                                  GMC Truck

Gary E. West                              Director                                Owner, Valley Welding
                                                                                  Co. and various
                                                                                  corporations dealing in
                                                                                  petroleum products

William E. Witschey                       Director                                Owner, Witschey's
                                                                                  Market, Inc., and
                                                                                  Witschey's Shop'N Save

John C. Wright                            Director                                Chairman of the Board,
                                                                                  Wiser Oil Co.





(1)                                              (2)                                     (3)
                                                                                   Other Substantial
                                          Position with                            Business, Profession,
Name                                      the Adviser                              Vocation or Employment

John E. Wright, III                       Director                                President and COO,
                                                                                  Wheeling-Nisshin
                                                                                  Steel Co.

Item 29.          Principal Underwriters:

          (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Excelsior Funds, Excelsior Funds, Inc. (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc. and Old Westbury Funds, Inc.

                  (b)


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

Lawrence Caracciolo                            Director and President,                           --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                               Dirctor,                                          --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue                         Director,                                         --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                              Vice President,                                   --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt                              Vice President,                                   --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes                               Vice President,                                   --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                               Assistant Vice President,                         --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan                               Secretary,                            Assistant Secretary
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                                 Assistant Secretary,
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

Kenneth W. Pegher, Jr.                         Treasurer,                                        --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

                  (c) Not applicable

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                                                    Federated Investors Tower
                                                              Pittsburgh, PA  15222-3779

Federated Services Company                                    Federated Investors Tower
("Transfer Agent, Dividend                                    Pittsburgh, PA  15222-3779
Disbursing Agent and Portfolio
Accounting Services")

Federated Administrative Services                             Federated Investors Tower
("Administrator")                                             Pittsburgh, PA  15222-3779

WesBanco Bank Wheeling                                        One Bank Plaza
("Adviser" and "Custodian")                                   Wheeling, WV 26003

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WESMARK FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of September, 1997.

                                  WESMARK FUNDS

                           BY: /s/ C. Todd Gibson
                           C. Todd Gibson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           September 25, 1997

      Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                                       DATE

By:   /s/ C. Todd Gibson
      C. Todd Gibson                              Attorney In Fact                      September 25, 1997
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Edward C. Gonzales*                               President and Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

Thomas G. Bigley*                                 Trustee

John T. Conroy, Jr.*                              Trustee

William J. Copeland*                              Trustee

James E. Dowd*                                    Trustee

Lawrence D. Ellis, M.D.*                          Trustee

Edward L. Flaherty, Jr.*                          Trustee

Peter E. Madden*                                  Trustee

Gregor F. Meyer*                                  Trustee

John E. Murray, Jr.*                              Trustee

Wesley W. Posvar*                                 Trustee

Marjorie P. Smuts*                                Trustee

* By Power of Attorney


